UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%
	Shares	Value
ARGENTINA — 0.3%
MercadoLibre	13,031	$1,530,231
Ternium ADR	14,371	321,479

		1,851,710

AUSTRALIA — 1.1%
Abacus Property Group †	45,505	90,394
Adelaide Brighton	31,142	91,814
AGL Energy	5,526	72,271
Amcor	49,284	469,127
ASX	8,951	279,183
Aurizon Holdings	121,191	494,555
Aurora Oil & Gas *	33,569	97,461
BHP Billiton	12,914	402,093
BWP Trust †	42,901	94,862
Cardno	19,289	94,839
Coca-Cola Amatil	23,120	267,042
Crown	20,790	239,195
CSL	9,467	562,218
DuluxGroup	22,574	90,496
GPT Group †	20,400	67,112
Harvey Norman Holdings	41,878	100,128
Iress	12,427	92,488
Lend Lease Group	45,700	360,250
Metcash	32,464	100,672
Mineral Resources	126,934	1,083,902
Orica	14,699	238,877
Origin Energy	11,880	127,606
Ramsay Health Care	4,029	133,379
Regis Resources *	36,510	116,173
Rio Tinto	4,575	236,495
Suncorp Group	9,986	115,071
Tatts Group	73,175	209,818
Telstra	176,893	793,413
TPG Telecom	29,969	99,400
Wesfarmers	4,088	149,038
Woolworths	17,731	531,039

		7,900,411

AUSTRIA — 0.2%
ams	1,067	75,057
Andritz	1,823	98,343
Conwert Immobilien Invest	8,493	91,508
Immobilien Anlagen	7,359	92,536
OMV	15,400	681,515
Raiffeisen Bank International	9,862	299,725
RHI	2,892	90,837
Schoeller-Bleckmann Oilfield Equipment	1,010	119,250

COMMON STOCK — continued
	Shares	Value
AUSTRIA (continued)
Voestalpine	2,972	$113,929

		1,662,700

BELGIUM — 0.4%
Anheuser-Busch InBev	3,958	381,120
Befimmo †	1,482	101,537
Belgacom	4,147	101,650
Colruyt	4,167	237,709
Delhaize Group	4,259	279,644
EVS Broadcast Equipment	1,437	104,036
Groupe Bruxelles Lambert	4,211	342,681
Mobistar	8,281	118,429
Solvay	2,184	295,779
Telenet Group Holding	1,606	77,760
UCB	6,560	378,102
Umicore	1,919	86,456

		2,504,903

BRAZIL — 1.4%
Abril Educacao	4,700	72,786
Aliansce Shopping Centers	9,200	84,767
ALL - America Latina Logistica	16,800	64,951
Arteris	9,800	92,357
Banco Bradesco ADR	27,363	334,376
Banco do Brasil	20,400	205,131
BR Properties	6,800	56,425
Brasil Insurance Participacoes e Administracao	57,114	553,528
Brazil Pharma *	16,400	71,384
BRF	45,000	959,826
CCR	33,600	265,695
Cia de Bebidas das Americas ADR	3,800	143,564
Cia de Saneamento Basico do Estado de Sao Paulo	23,100	236,837
Cielo	8,040	198,203
Cosan	8,300	133,449
CPFL Energia ADR	9,500	175,750
CSU Cardsystem	14,100	20,334
Cyrela Brazil Realty Empreendimentos e Participacoes	54,200	385,590
Duratex	5,140	29,290
EcoRodovias Infraestrutura e Logistica	18,500	130,559
Estacio Participacoes	49,700	383,422
Eternit	8,900	37,724
Itau Unibanco Holding ADR	38,056	485,214
JBS	46,000	130,660
JHSF Participacoes	29,300	71,280
Kroton Educacional	7,407	104,871

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Linx	2,497	$40,705
Lojas Renner	5,100	135,048
Mills Estruturas e Servicos de Engenharia	8,477	105,900
PDG Realty Empreendimentos e Participacoes *	600,500	492,224
Petroleo Brasileiro ADR	14,920	203,509
Telefonica Brasil ADR	71,327	1,531,391
Tim Participacoes	82,400	307,011
Totvs	7,600	117,464
Ultrapar Participacoes	24,700	582,488
Vale ADR, Cl B	43,400	595,448

		9,539,161

CANADA — 3.0%
Agrium	1,000	84,841
Alamos Gold	9,336	137,527
Bank of Montreal	1,400	87,059
Bank of Nova Scotia	1,600	90,367
Bankers Petroleum *	374,900	1,087,725
BCE	3,300	136,710
Bell Aliant	4,263	115,426
Birchcliff Energy *	11,995	89,691
Blackberry *	11,200	98,358
Bonterra Energy	2,637	126,266
Brookfield Asset Management, Cl A	2,700	99,919
Cameco	24,300	493,776
Canadian Apartment Properties †	4,759	98,877
Canadian Imperial Bank of Commerce	3,500	265,558
Canadian Pacific Railway	10,783	1,324,175
Canadian Tire, Cl A	6,900	567,868
Canexus *	12,330	102,400
Capital Power	4,765	96,682
CCL Industries, Cl B	1,558	105,561
Celestica *	66,500	704,213
Cenovus Energy	51,400	1,521,440
CI Financial	7,500	226,585
Cineplex	9,433	341,098
Constellation Software	1,709	249,353
Element Financial *	21,295	263,725
Enbridge	3,400	150,850
Enbridge Income Fund Holdings	6,709	160,360
Fairfax Financial Holdings	200	79,447
Freehold Royalties	5,847	134,405
Gibson Energy	4,029	92,850
Gran Tierra Energy *	75,691	466,632

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
IGM Financial	2,432	$115,574
Imperial Oil	8,879	380,973
Intact Financial	1,200	70,579
Just Energy Group	13,893	98,472
Lululemon Athletica *	34,884	2,426,880
MacDonald Dettwiler & Associates	1,486	111,128
Manulife Financial	10,800	190,217
Mullen Group	5,580	138,916
North West	5,093	118,213
Northern Property †	4,546	120,389
Northland Power	5,482	90,095
Open Text	3,173	224,251
Paramount Resources, Cl A *	2,770	94,095
Parkland Fuel	6,903	115,330
Pason Systems	7,833	148,485
Pembina Pipeline	13,124	411,060
Points International *	18,500	401,450
Potash Corp of Saskatchewan	3,300	95,745
Precision Drilling *	33,944	346,017
Rogers Communications, Cl B	2,300	91,901
Royal Bank of Canada	1,600	99,948
Secure Energy Services	21,090	288,291
Shaw Communications, Cl B	8,255	205,189
ShawCor	2,925	131,427
Shoppers Drug Mart	2,243	133,497
Sun Life Financial	4,300	139,245
Thomson Reuters	3,000	102,230
Tim Hortons	1,847	106,943
TransAlta	6,585	90,719
TransCanada	37,291	1,703,891
Trinidad Drilling	42,800	390,871
Valeant Pharmaceuticals International	24,800	2,321,280

		21,103,045

CHILE — 0.2%
Administradora de Fondos de Pensiones Habitat	50,998	78,405
Administradora de Fondos de Pensiones Provida	16,963	99,035
Banco de Chile	1	—
Banco Santander Chile ADR	2,553	57,596
Besalco	57,639	70,107
CFR Pharmaceuticals *	406,829	88,673
Corpbanca	12,254,200	121,624
Empresa Nacional de Electricidad	203,720	268,799
Empresas COPEC	7,490	97,223

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
ENTEL Chile	9,600	$158,614
Latam Airlines Group	3,470	46,737
Parque Arauco	43,932	93,866
Ripley	101,078	76,617
SACI Falabella	18,980	193,919
Salfacorp	62,067	61,119
Sigdo Koppers	43,704	75,696
Vina Concha y Toro	65,027	117,690

		1,705,720

CHINA — 1.6%
Agricultural Bank of China, Cl H	510,000	206,483
Ajisen China Holdings	104,057	91,236
Anton Oilfield Services Group	271,372	169,004
Bank of China, Cl H	1,511,000	633,187
Bank of Communications, Cl H	217,000	141,298
China Communications Services, Cl H	722,000	469,194
China Construction Bank, Cl H	1,150,000	858,541
China King-Highway Holdings *	43,702	89,083
China Life Insurance, Cl H	101,000	242,225
China Medical System Holdings	105,000	94,770
China Merchants Bank, Cl H	28,500	47,919
China Merchants Holdings International	82,003	256,405
China Mobile	111,500	1,186,078
China Petroleum & Chemical, Cl H	45,600	33,926
China Shineway Pharmaceutical Group	264,000	432,307
China Suntien Green Energy *	40,634	14,722
China Telecom, Cl H	730,000	364,266
China Unicom Hong Kong	204,000	299,334
Chongqing Rural Commercial Bank, Cl H	799,000	326,581
CITIC Securities, Cl H	141,414	265,849
CNOOC	180,000	324,927
ENN Energy Holdings	43,820	242,672
Greentown China Holdings	25,000	49,642
Hengan International Group	29,687	326,130
Industrial & Commercial Bank of China, Cl H	1,038,000	682,578
Inner Mongolia Yitai Coal, Cl B	68,800	157,070
NetEase ADR	3,615	230,312
New Oriental Education & Technology Group ADR	14,043	311,614
PetroChina, Cl H	260,000	304,064
Prince Frog International Holdings	173,911	113,913
Shanda Games ADR *	2,165	9,981

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
SINA *	443	$30,554
Sinotrans, Cl H	111,000	20,896
Sun Art Retail Group	106,500	148,031
Tencent Holdings	27,600	1,251,957
Tingyi Cayman Islands Holding	52,000	128,599
Uni-President China Holdings	91,000	82,955
Vinda International Holdings	76,000	75,357
Want Want China Holdings	116,000	157,048
Xinyuan Real Estate ADR	9,137	45,685
Yingde Gases Group	95,000	86,479

		11,002,872

CZECH REPUBLIC — 0.1%
AVG Technologies *	13,800	307,740
CEZ	16,100	383,006

		690,746

DENMARK — 0.4%
AP Moeller - Maersk, Cl B	33	258,854
Carlsberg, Cl B	1,045	103,582
Coloplast, Cl B	8,940	522,593
D/S Norden	3,096	113,415
Danske Bank *	11,622	214,222
NKT Holding	2,497	101,364
Novo Nordisk, Cl B	4,102	693,883
Novozymes, Cl B	5,499	188,492
TDC	32,310	282,729
Tryg	5,170	469,098

		2,948,232

FINLAND — 0.4%
Elisa	12,665	272,110
Fortum	15,044	297,206
Kemira OYJ	6,360	98,740
Kone, Cl B	5,634	418,982
Nokia	27,795	109,083
Nokian Renkaat	2,398	106,520
Sampo, Cl A	17,526	768,488
Stora Enso, Cl R	14,793	109,715
Tieto	4,888	93,315
Tikkurila	5,669	124,364
UPM-Kymmene	8,263	92,174
Wartsila Abp	2,525	114,278

		2,604,975

FRANCE — 2.0%
Air Liquide	2,993	397,299
Alcatel-Lucent *	65,433	165,045
Alten	2,681	99,867
AtoS	1,614	121,338

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
AXA	26,300	$579,931
Bureau Veritas	5,872	174,282
Carrefour	5,089	156,188
CGG ADR	7,000	175,000
Christian Dior	923	163,436
Cie Generale des Etablissements Michelin	1,028	103,227
Danone	4,022	317,830
Dassault Systemes	3,121	410,138
Electricite de France	7,949	233,231
Essilor International	1,812	202,732
European Aeronautic Defence and Space	33,371	1,992,680
Eutelsat Communications	10,295	287,821
Hermes International	4,753	1,614,937
Imerys	1,584	104,626
Ingenico	5,541	414,351
Kering	9,040	2,069,742
L’Oreal	1,373	230,057
LVMH Moet Hennessy Louis Vuitton	8,688	1,579,416
Peugeot	10,961	139,987
Publicis Groupe	1,871	150,939
Safran	9,514	558,679
Sanofi	3,269	348,653
Societe BIC	803	89,094
Sodexo	4,174	381,262
Total	1,783	95,118
Vivendi	32,903	702,988

		14,059,894

GERMANY — 2.1%
Adidas	2,514	280,270
Allianz	4,100	639,261
BASF	10,180	902,776
Bayer	8,971	1,042,487
Bayerische Motoren Werke	21,066	2,062,376
Carl Zeiss Meditec AG	3,153	106,942
Daimler	44,100	3,063,674
Deutsche Telekom	7,987	97,202
Duerr	5,036	336,524
Freenet	32,186	770,523
Fresenius & KGaA	5,928	748,255
Fresenius Medical Care & KGaA	7,452	471,748
Gerresheimer	2,457	143,381
Gerry Weber International	2,262	101,306
GSW Immobilien	2,891	116,997
Hochtief	1,701	129,621
Infineon Technologies	21,627	190,870

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
KWS Saat	272	$90,952
Metro	14,700	506,799
NORMA Group	5,998	255,343
Osram Licht *	280	10,914
Rheinmetall	9,600	447,062
SAP	5,293	389,328
Siemens	2,804	307,042
ThyssenKrupp	4,810	104,624
Vossloh AG	969	80,827
Wacker Chemie	1,221	119,456
Wincor Nixdorf	6,053	385,359
Wirecard	13,183	406,883

		14,308,802

GREECE — 0.1%
Coca-Cola HBC	8,475	223,353
Hellenic Telecommunications Organization	12,382	112,012
StealthGas	38,400	387,456

		722,821

HONG KONG — 1.9%
AIA Group	648,343	3,072,181
ASM Pacific Technology	10,400	113,044
Bank of East Asia	24,000	90,051
BOC Hong Kong Holdings	39,000	122,447
Cathay Pacific Airways	74,000	137,016
Cheung Kong Holdings	9,000	126,489
China Foods	194,000	76,293
China Mengniu Dairy	54,000	216,192
China Power International Development	265,000	111,390
China State Construction International Holdings	104,048	165,820
CIMC Enric Holdings	166,870	211,503
CLP Holdings	31,000	257,015
Digital China Holdings	72,000	79,096
Galaxy Entertainment Group *	244,560	1,288,137
Giordano International	104,000	103,121
Great Eagle Holdings	26,000	98,561
Haier Electronics Group	67,813	122,238
Hang Lung Group	13,000	66,964
Hang Lung Properties	23,000	74,585
Hang Seng Bank	27,900	427,012
Hilong Holding	502,988	294,441
Hong Kong & China Gas	228,800	586,485
Hopewell Holdings	31,000	98,329
Hopewell Hong Kong Properties *	1,240	—
Hutchison Telecommunications Hong Kong Holdings	240,000	136,779

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Hysan Development	19,000	$80,722
Link †	90,500	442,838
Michael Kors Holdings	32,500	2,188,550
MTR	53,500	199,014
NagaCorp	190,042	148,493
Power Assets Holdings	53,000	475,972
SA International Holdings	233,507	232,736
Shangri-La Asia	42,000	66,069
Sino Biopharmaceutical	140,000	101,810
Sinopec Kantons Holdings	102,000	92,983
SmarTone Telecommunications Holdings	57,500	91,637
Sun Hung Kai Properties	8,000	106,762
TCL Multimedia Technology Holdings	8,000	4,539
Techtronic Industries	116,257	284,511
Termbray Petro-King Oilfield Services *	12,508	6,209
Tianneng Power International	520,000	254,113
Towngas China	99,000	96,120
Trinity	250,000	80,587
Wharf Holdings	13,000	111,887
Wing Hang Bank	10,000	92,707
Yue Yuen Industrial Holdings	26,000	71,574

		13,305,022

HUNGARY — 0.0%
EGIS Pharmaceuticals	1,801	167,289

INDIA — 0.7%
Axis Bank GDR	21,656	368,460
Dr Reddy’s Laboratories ADR	7,618	283,923
GAIL India GDR	3,500	106,050
HDFC Bank ADR	12,468	410,197
ICICI Bank ADR	23,095	757,054
Infosys ADR	14,097	700,339
Mahindra & Mahindra GDR	26,330	394,658
Reliance Industries GDR (A)	24,100	690,947
Tata Motors ADR	7,455	179,218
Wipro ADR	88,475	762,654

		4,653,500

INDONESIA — 0.5%
Agung Podomoro Land	1,537,500	49,367
Bank Central Asia	518,500	524,680
Bank Mandiri Persero	325,500	281,873
Bank Pembangunan Daerah Jawa Barat Dan Banten	790,500	81,531
Bank Rakyat Indonesia Persero	203,000	162,953
Bhakti Investama	1,783,500	76,355

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Gudang Garam	30,000	$123,620
Indocement Tunggal Prakarsa	46,000	93,320
Jasa Marga Persero	126,000	65,590
Malindo Feedmill	169,836	51,641
Perusahaan Gas Negara Persero	247,040	141,818
Telekomunikasi Indonesia Persero	991,007	1,147,457
Telekomunikasi Indonesia Persero ADR	230	10,490
Tower Bersama Infrastructure *	170,500	94,561
Unilever Indonesia	115,000	355,826
United Tractors	72,000	117,694

		3,378,776

IRELAND — 0.8%
Accenture PLC, Cl A	23,837	1,759,409
Alkermes PLC	4,200	141,036
CRH PLC	4,736	99,549
Elan PLC	16,244	250,247
Experian	5,444	102,114
Experian ADR	23,200	436,160
Fly Leasing ADR	83,455	1,205,090
Grafton Group	13,959	113,279
Icon PLC *	2,894	113,503
Kerry Group, Cl A	8,277	508,723
Kingspan Group	8,134	114,433
Seagate Technology	14,200	580,922
Trinity Biotech PLC ADR	17,400	338,952

		5,763,417

ISRAEL — 0.5%
Bank Hapoalim	79,329	380,169
Bank Leumi Le-Israel *	108,041	363,163
Delek Group	540	152,422
Elbit Systems	4,350	192,232
Mellanox Technologies	1,736	78,713
Mizrahi Tefahot Bank *	11,110	118,642
NICE Systems	4,160	159,791
Oil Refineries *	221,215	95,027
RADWARE *	6,721	92,078
Stratasys	16,860	1,494,639
Teva Pharmaceutical Industries ADR	4,104	162,929
The Israel Corporation	170	79,895

		3,369,700

ITALY — 1.2%
Assicurazioni Generali	11,532	227,210
Atlantia	4,568	86,659
Banca Generali	14,804	373,212

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Brembo	14,399	$312,431
Eni	28,735	634,962
ERG	9,806	95,232
Exor	3,879	127,566
Fiat Industrial	194,900	2,399,691
Intesa Sanpaolo	66,399	125,964
Luxottica Group	8,294	442,682
Luxottica Group ADR	33,052	1,735,230
Mediobanca	21,555	132,310
Pfeiffer Vaccuum Technology AG	934	101,690
Pirelli & C	16,341	214,784
Prada	7,925	73,981
Prysmian	3,775	76,737
Snam	69,564	328,349
Telecom Italia	90,525	61,239
Terna Rete Elettrica Nazionale	74,168	330,543
Yoox *	12,995	341,091

		8,221,563

JAPAN — 4.4%
Aica Kogyo	5,400	104,404
ANA Holdings	42,000	86,651
Astellas Pharma	2,600	139,414
Avex Group Holdings	8,700	298,560
Awa Bank	20,000	104,790
Bank of Kyoto	9,000	72,066
Calbee	2,413	232,403
Canon	83,600	2,582,882
Canon Electronics	5,500	103,866
Central Japan Railway	2,400	294,638
Century Tokyo Leasing	9,316	256,520
Chugai Pharmaceutical	11,200	222,490
Cocokara fine	3,300	102,799
Daiwa Securities Group	227,000	1,938,229
East Japan Railway	1,300	104,759
FamilyMart	2,300	101,598
Fancl	11,400	141,467
FP	1,700	119,804
FUJIFILM Holdings	15,000	329,844
GLP J †	242	237,279
Hamamatsu Photonics	5,500	191,273
Hirose Electric	800	106,955
Hiroshima Bank	22,000	91,676
Hisamitsu Pharmaceutical	1,700	93,760
Hitachi	217,110	1,459,079
Hitachi High-Technologies	3,500	76,570
Hitachi Koki	12,200	90,089
Hokkoku Bank	31,000	105,117

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Hokuetsu Paper Mills	23,000	$99,132
Honda Motor	2,700	100,102
Hoshizaki Electric	3,200	111,449
House Foods	6,400	102,952
Hoya	3,700	79,888
Hulic	18,898	226,791
Isetan Mitsukoshi Holdings	11,200	154,885
Itoham Foods	24,000	102,952
Izumi	7,200	217,522
J Front Retailing	20,000	159,330
Japan Airlines	2,100	111,531
Joyo Bank	19,000	102,461
Kagome	6,000	102,032
Kagoshima Bank	17,000	111,296
Kakaku.com	3,132	108,601
Kansai Paint	8,000	103,932
KDDI	14,000	773,568
Keikyu	26,000	217,220
Kewpie	7,000	107,885
Keyence	500	163,415
Kissei Pharmaceutical	5,200	101,121
Kose	4,100	116,245
Kurita Water Industries	6,000	122,561
Kyocera	1,800	182,923
Kyowa Hakko Kirin	7,000	69,921
Lawson	4,100	321,602
M3	115	317,128
McDonald’s Holdings Japan	3,600	99,937
MISUMI Group	9,777	266,319
Mitsubishi UFJ Financial Group	16,100	98,827
Mitsui Fudosan	41,130	1,244,696
Miura	4,500	122,623
Mizuho Financial Group	311,500	645,843
Mochida Pharmaceutical	8,000	100,500
MonotaRO	8,524	197,799
Morinaga Milk Industry	35,000	101,522
Murata Manufacturing	27,400	1,886,181
Nichii Gakkan	36,700	327,230
Nintendo	2,200	279,073
Nippon Telegraph & Telephone	8,100	408,268
Nissin Foods Holdings	4,400	175,038
NOF	31,000	187,438
Noritz	6,100	103,048
NS Solutions	5,500	102,799
NTN	75,000	246,655
NTT DOCOMO	171	261,102
Nuflare Technology	14	175,733

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Odakyu Electric Railway	20,000	$190,175
Ono Pharmaceutical	2,800	179,880
Oriental Land	2,200	358,390
Osaka Gas	89,000	377,234
Plenus	6,300	108,228
Rakuten	33,500	452,666
Resona Holdings	18,700	93,013
Rohm	5,000	193,545
Saizeriya	7,900	111,428
Santen Pharmaceutical	3,019	131,817
Sawai Pharmaceutical	1,800	218,405
SCSK	12,933	264,049
Secom	5,900	325,401
Seven Bank	57,000	211,327
Shimadzu	10,000	78,950
Shimamura	2,200	252,558
Ship Healthcare Holdings	6,100	225,534
Shizuoka Bank	18,000	195,057
Sumitomo	41,100	550,742
Sumitomo Mitsui Financial Group	2,600	119,099
Sumitomo Osaka Cement	33,000	107,180
Sumitomo Real Estate Sales	3,944	213,897
Suzuken	2,400	75,130
Takashimaya	22,000	216,832
Takeda Pharmaceutical	5,200	232,356
THK	7,500	156,726
Tokai Tokyo Financial Holdings	30,500	226,780
Tokyo Electron	5,000	228,015
Tokyo Gas	100,000	550,506
Tokyo Tatemono	27,069	225,322
TonenGeneral Sekiyu	19,000	183,965
Towa Pharmaceutical	2,300	97,253
Trend Micro	2,800	93,228
Tsumura	13,100	373,827
Unicharm	1,700	90,634
United Arrows	2,854	129,277
UNY Group Holdings	54,100	348,105
Wacoal Holdings	9,000	91,370
Watami Food Services *	5,800	99,875
West Japan Railway	2,000	84,567
Yahoo Japan	576	307,090
Yoshinoya Holdings	111	131,168
Zenkoku Hosho	8,080	285,536

		30,494,195

LUXEMBOURG — 0.1%
ArcelorMittal	6,524	85,898

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG (continued)
Samsonite International	180,771	$495,305

		581,203

MACAO — 0.0%
Sands China	61,833	334,454

MALAYSIA — 0.8%
Allianz Malaysia	3,000	9,202
AMMB Holdings	116,400	280,953
Bursa Malaysia	41,900	100,488
Cahya Mata Sarawak	25,300	41,959
CIMB Group Holdings	134,100	325,329
Dialog Group *	348,701	299,900
DiGi.Com	171,100	245,257
DRB-Hicom	139,300	109,070
Faber Group	120,600	65,802
Genting Malaysia	132,900	170,427
Hong Leong Bank	37,700	160,376
IHH Healthcare *	147,547	181,932
IOI	145,200	244,387
KPJ Healthcare	102,275	208,081
Lafarge Malaysia	28,200	89,885
Malayan Banking	170,828	540,288
Maxis	45,800	100,382
Mega First	9,100	4,741
Petronas Chemicals Group	136,400	278,350
Protasco	143,300	58,751
Public Bank	102,600	545,893
Puncak Niaga Holding	68,970	51,451
Sapurakencana Petroleum *	83,000	98,761
Scientex	17,300	28,211
Sime Darby	110,100	321,747
Syarikat Takaful Malaysia	12,100	28,758
Tenaga Nasional	151,900	416,273
Top Glove	49,963	90,716
UMW Holdings	93,200	398,197

		5,495,567

MEXICO — 1.0%
Alfa, Cl A	348,700	888,625
America Movil ADR, Ser L	12,746	267,411
Arca Continental	32,100	240,359
Axtel *	253,574	86,756
Banregio Grupo Dinanciero	19,400	117,393
Bio Pappel *	118,545	242,236
Bolsa Mexicana de Valores	79,077	212,292
Cemex *	178,328	205,515
Cemex ADR *	11,048	127,162
Compartamos	146,300	264,589

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
El Puerto de Liverpool	26,446	$305,999
Fibra Uno Administracion †	96,504	308,263
Fomento Economico Mexicano ADR	3,845	382,539
Grupo Aeromexico *	25,406	33,377
Grupo Aeroportuario del Centro Norte Sab, Cl B *	16,390	56,281
Grupo Aeroportuario del Pacifico, Cl B	100,200	523,093
Grupo Financiero Banorte, Cl O	109,229	689,012
Grupo Financiero Inbursa, Cl O	41,900	97,986
Grupo Financiero Santander Mexico, Cl B	37,300	107,905
Grupo Industrial Saltillo	7,426	15,378
Grupo Mexico	66,064	202,804
Grupo Simec ADR *	1,346	16,058
Grupo Televisa ADR	6,900	186,990
Industrias Bachoco	57,216	191,500
Industrias Bachoco ADR	3,379	135,735
Industrias CH, Cl B *	15,500	99,363
Infraestructura Energetica Nova *	58,060	229,554
Inmobiliaria Vesta	252,726	525,921
Mexichem	36,897	171,590
Vitro *	300	610
Wal-Mart de Mexico	52,300	143,108

		7,075,404

NETHERLANDS — 2.3%
Aegon	71,000	547,367
AerCap Holdings *	13,400	234,768
ASML Holding	4,978	447,681
ASML Holding, Cl G	18,179	1,634,292
Corio †	1,691	73,979
Heineken	4,470	313,985
ING Groep	58,500	597,701
InterXion Holding *	79,581	2,003,054
James Hardie Industries	21,967	182,445
Koninklijke Ahold	17,675	291,221
Koninklijke Boskalis Westminster	2,556	96,044
Koninklijke DSM	5,876	412,746
Koninklijke KPN	22,031	58,061
Koninklijke Philips Electronics	4,441	142,149
Koninklijke Vopak	1,311	75,502
LyondellBasell Industries, Cl A	3,046	209,290
NXP Semiconductor	69,020	2,253,503
Reed Elsevier	16,403	314,233
Royal Dutch Shell, Cl A	44,021	1,498,730
Royal Dutch Shell, Cl B	16,400	578,684
TNT Express	133,480	1,049,294

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
Unilever	20,593	$828,454
Wolters Kluwer	5,236	126,393
Yandex, Cl A *	14,176	460,720
Ziggo	30,579	1,214,731

		15,645,027

NEW ZEALAND — 0.1%
Auckland International Airport	34,193	86,026
Fisher & Paykel Healthcare	39,110	108,706
Fletcher Building	42,202	274,037

		468,769

NORWAY — 0.5%
Atea *	10,036	105,592
Cermaq	5,288	97,364
Det Norske Oljeselskap *	6,479	95,105
Fred Olsen Energy	9,700	468,473
Gjensidige Forsikring	8,858	137,166
Opera Software	42,326	344,768
Orkla	58,061	449,587
Prosafe	37,200	374,033
Statoil	44,868	973,074
Telenor	5,218	115,556
Yara International	3,032	136,143

		3,296,861

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	19,775	498,132

PERU — 0.0%
Credicorp	1,776	210,971

PHILIPPINES — 0.4%
Ayala Land	116,066	80,442
East West Banking *	156,133	99,942
First Gen	115,500	48,934
International Container Terminal Services	41,039	86,652
Lopez Holdings	1,705,000	199,434
Metro Pacific Investments	589,000	73,235
Metropolitan Bank & Trust	711,870	1,740,746
Pepsi-Cola Products Philippines	402,400	54,481
Philippine Long Distance Telephone	1,382	96,101
Puregold Price Club	82,915	78,180
SM Prime Holdings	381,170	154,293
Universal Robina	53,109	152,002

		2,864,442

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND — 0.3%
Asseco Poland	15,224	$216,724
Bank Pekao	3,460	177,536
Cinema City International *	848	7,959
Grupa Lotos *	10,538	109,297
Lubelski Wegiel Bogdanka	3,259	107,675
Neuca	1,176	65,051
Pelion	3,761	96,196
PGE	64,700	306,273
Polski Koncern Naftowy Orlen S.A.	15,841	215,347
Polskie Gornictwo Naftowe i Gazownictwo	149,710	290,408
Powszechny Zaklad Ubezpieczen	2,798	397,088
Tauron Polska Energia	22,263	30,648

		2,020,202

PORTUGAL — 0.1%
EDP - Energias de Portugal	68,697	244,015
Galp Energia SGPS	5,313	84,818
Jeronimo Martins SGPS	4,273	84,416
PT Multimedia	22,076	129,223
Sonae *	98,935	102,531

		645,003

PUERTO RICO — 0.1%
OFG Bancorp	12,200	225,334
Triple-S Management, Cl B *	22,100	480,896

		706,230

QATAR — 0.1%
Industries Qatar QSC	3,909	170,580
Qatar National Bank SAQ	4,744	230,598

		401,178

RUSSIA — 0.8%
CTC Media	8,238	91,442
Eurasia Drilling GDR	6,147	242,807
Gazprom Neft OAO ADR	8,959	158,395
Gazprom OAO GDR	23,190	179,723
Lukoil OAO ADR	22,614	1,337,584
Magnit GDR	7,039	405,446
MegaFon OAO GDR	2,422	76,899
MMC Norilsk Nickel ADR	31,540	422,951
Mobile Telesystems ADR	5,503	107,253
NovaTek OAO GDR	4,024	467,991
Pharmstandard GDR *	25,700	355,945
Rosneft OAO GDR	28,610	202,559
Rostelecom *	3,433	69,896
Sberbank of Russia ADR	32,272	372,096
Sistema GDR	2,828	62,216
Surgutneftegas OAO ADR	46,460	367,499

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
Tatneft OAO ADR	19,350	$712,660
VimpelCom ADR	17,683	177,007

		5,810,369

SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust †	156,000	282,331
Ascott Residence Trust †	113,000	111,590
Asian Pay Television Trust *	1,159,507	821,148
Avago Technologies, Cl A	61,250	2,246,650
CapitaMall Trust †	81,000	129,386
CapitaMalls Asia	63,000	98,898
CDL Hospitality Trusts †	66,000	86,470
City Developments	11,000	92,009
DBS Group Holdings	17,000	223,394
Ezion Holdings	164,000	286,485
Flextronics International *	22,300	193,118
Genting Singapore	79,000	82,366
Global Logistic Properties	189,000	422,363
Keppel	62,000	504,938
M1	145,453	369,684
Mapletree Commercial Trust †	229,943	215,314
Mapletree Industrial Trust †	289,000	306,999
Oversea-Chinese Banking	42,000	348,995
Sembcorp Industries	62,000	247,834
SembCorp Marine	39,000	139,631
Singapore Airlines	18,000	143,196
Singapore Exchange	33,000	198,127
Singapore Press Holdings	81,000	279,805
Singapore Technologies Engineering	46,000	154,920
Singapore Telecommunications	42,000	129,882
Starhill Global †	142,000	91,624
United Overseas Bank	21,000	354,613
Venture	17,000	97,919

		8,659,689

SOUTH AFRICA — 0.7%
Adcock Ingram Holdings	14,670	100,715
Assore	4,690	158,781
AVI	17,223	100,278
Bidvest Group	3,790	93,733
Exxaro Resources	6,650	102,937
Group	35,735	671,016
Group ADR	26,500	498,995
Impala Platinum Holdings	8,920	87,704
Lewis Group	15,635	92,268
Liberty Holdings	4,543	56,456
MMI Holdings	69,084	150,556

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
Mondi	14,688	$216,698
Nampak	35,785	115,710
Naspers, Cl N	2,220	185,849
Pioneer Food Group	11,733	95,132
PPC	46,892	137,841
Remgro	13,860	265,525
Reunert	14,207	96,470
RMB Holdings	33,850	139,305
Sanlam	93,026	448,181
Sasol	8,110	373,649
Spar Group	8,467	98,501
Standard Bank Group	8,910	99,807
Super Group *	45,435	107,445
Tongaat Hulett	7,718	98,572
Truworths International	12,840	108,845
Woolworths Holdings	18,885	128,752

		4,829,721

SOUTH KOREA — 2.0%
Busan City Gas	2,850	72,935
Cheil Industries	2,757	218,170
Cheil Worldwide	4,087	93,678
CJ	271	27,620
Daesung Holdings	1,980	15,862
Daewoo International	3,620	123,736
Daewoo Shipbuilding & Marine Engineering	6,150	162,314
Daou Technology	8,500	125,977
Daum Communications	1,316	102,733
Dongil Industries	1,050	49,629
Green Cross	866	100,982
Hana Financial Group	3,230	103,505
Hankook Tire	3,010	161,294
Hanwha Timeworld	1,530	49,029
Hotel Shilla	1,790	105,958
Hyundai Heavy Industries	444	82,996
Hyundai Home Shopping Network	718	108,330
Hyundai Marine & Fire Insurance	14,000	383,826
Hyundai Motor Company	6,163	1,275,472
INTOPS	1,122	23,570
JB Financial Group *	6,630	39,009
KB Financial Group ADR	8,400	265,608
Kia Motors	22,742	1,289,508
KISCO	520	12,497
Kolao Holdings	9,640	267,724
KT	9,350	302,948
KT ADR	27,600	442,152
KT Skylife	5,581	158,226

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Kunsul Chemical Industrial	1,460	$31,320
KyungDong City Gas	567	42,749
Kyungnam Energy	9,300	51,739
LG Display	3,450	85,527
LG Display ADR	14,541	180,163
LG Electronics	1,392	90,328
LG Household & Health Care	260	137,010
Macquarie Korea Infrastructure Fund	17,190	104,203
Meritz Finance Group	73,350	323,519
Mi Chang Oil Industrial	353	25,232
Paradise	45,489	913,080
Posco ICT	14,435	123,608
S&T Holdings	5,440	86,920
Sam Young Electronics	3,050	24,407
Samsung Electronics	2,709	3,086,561
Samsung Electronics GDR	1,502	860,646
Samsung Fire & Marine Insurance	1,105	236,064
Samsung Heavy Industries	1,422	50,568
Samsung Life Insurance	1,740	166,500
Samsung Securities	3,510	143,721
SeAH Holdings	100	10,237
Shinsegae Information and Communication Company *	195	13,695
SK Broadband *	22,963	109,355
SK Chemicals	2,620	99,816
SK Hynix	1,680	40,676
SK Telecom	216	42,395
SK Telecom ADR	12,282	265,169
Sung Kwang Bend	4,609	118,976
YESCO	2,070	70,387
Young Poong	73	100,394

		13,800,253

SPAIN — 0.5%
Abertis Infraestructuras	9,850	182,866
Amadeus IT Holding, Cl A	4,163	142,998
Banco Bilbao Vizcaya Argentaria .	13,275	125,707
Banco Popular Espanol	25,096	110,343
Banco Santander	9,915	72,468
CaixaBank	38,410	141,646
Construcciones y Auxiliar de Ferrocarriles	240	103,512
Enagas	12,096	298,667
Ence Energia y Celulosa S.A	29,718	95,873
Ferrovial	7,696	131,052
Grifols	5,500	232,020
Iberdrola	26,409	145,803

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Inditex	3,304	$440,428
Red Electrica	5,347	298,443
Repsol	5,417	129,645
Telefonica	41,114	586,069
Zardoya Otis	7,474	108,877

		3,346,417

SWEDEN — 0.9%
Alfa Laval	4,698	106,600
Assa Abloy, Cl B	2,217	98,161
Atlas Copco, Cl A	8,044	209,919
Autoliv	1,934	158,143
Axfood	2,345	109,260
Axis Communications	13,715	391,367
Hennes & Mauritz, Cl B	9,075	338,042
Hexpol	1,620	118,925
Holmen, Cl B	3,042	88,159
Hufvudstaden, Cl A	7,488	95,063
Intrum Justitia	15,894	404,778
Investment Kinnevik, Cl B	8,321	251,233
Investor, Cl B	8,010	241,105
Millicom International Cellular	875	69,872
Scania, Cl B	4,837	100,775
Securitas, Cl B	10,349	100,900
Skanska, Cl B	6,356	119,940
SKF, Cl B	4,224	117,165
Svenska Handelsbanken, Cl A	2,676	121,522
Swedbank, Cl A	22,000	530,580
Swedish Match	2,152	80,393
Tele2, Cl B	5,370	68,792
Telefonaktiebolaget LM Ericsson, Cl B	47,365	559,894
Telefonaktiebolaget LM Ericsson ADR	132,860	1,558,448
TeliaSonera	48,088	348,220
Wallenstam, Cl B	7,242	100,383

		6,487,639

SWITZERLAND — 3.1%
Adecco	31,800	2,018,748
Burckhardt Compression Holding .	264	105,406
Cie Financiere Richemont	1,410	138,037
Credit Suisse Group	72,268	2,123,256
DKSH Holding	2,676	239,855
EMS-Chemie Holding	850	298,044
Forbo Holding	165	119,277
Geberit	915	245,298
Georg Fischer	218	114,188
Givaudan	393	547,385

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Kaba Holdings	343	$137,319
Kuehne + Nagel International	18,800	2,275,217
Kuoni Reisen Holding	304	109,962
Mobimo Holding	828	173,661
Nestle	48,144	3,261,796
Novartis	4,199	302,181
Partners Group Holding	1,008	266,527
Roche Holding	11,719	2,887,170
Schindler Holding	3,073	439,973
SGS	248	561,413
Sika	41	114,345
Sonova Holding	856	94,530
Straumann Holding	636	96,007
Swatch Group	436	259,117
Swiss Life Holding	3,000	538,765
Swiss Prime Site	945	69,539
Swisscom	429	191,681
Syngenta	1,459	579,060
TE Connectivity	39,200	2,000,768
Tecan Group	2,443	236,130
Temenos Group	9,648	253,332
UBS	28,600	563,378
Vontobel Holding	3,710	131,290

		21,492,655

TAIWAN — 1.2%
Acer	171,000	126,312
Advanced Semiconductor Engineering ADR	67,643	271,248
Advantech	21,000	101,546
Asustek Computer	19,000	166,008
AU Optronics ADR *	17,579	63,987
China Petrochemical *	193,000	98,796
China Steel	463,590	383,407
China Steel Chemical	24,000	136,462
ChipMOS TECHNOLOGIES	4,841	72,760
Chunghwa Telecom	179,000	572,461
Compal Electronics	222,000	153,989
CTCI	51,000	91,841
Delta Electronics	125,000	606,523
E.Sun Financial Holding	333,000	222,100
Formosa Chemicals & Fibre	88,580	220,368
Formosa Plastics	135,200	339,956
Fubon Financial Holding	182,000	255,522
Ginko International	13,000	235,840
Hon Hai Precision Industry	119,000	308,746
Hon Hai Precision Industry GDR	62,546	323,988
MediaTek	7,000	84,038

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Nan Ya Plastics	143,000	$300,435
Novatek Microelectronics	44,000	194,421
Oriental Union Chemical	114,000	111,580
Quanta Computer	82,000	190,873
Senao International	30,000	100,545
Siliconware Precision Industries ADR	25,995	148,171
St. Shine Optical	4,000	111,917
Standard Foods	35,650	107,830
Taiwan Cement	122,000	149,111
Taiwan Mobile	85,000	308,972
Taiwan Semiconductor Manufacturing ADR	71,109	1,207,431
United Microelectronics	563,000	250,648
Wowprime	7,000	96,293

		8,114,125

THAILAND — 0.7%
Advanced Info Service	59,300	539,952
Airports of Thailand	46,300	263,303
Bangchak Petroleum	507,000	558,834
Bangkok Bank	72,400	483,438
CP ALL PLC	141,000	157,668
Delta Electronics Thailand	80,500	115,092
Esso Thailand	348,700	77,427
Kasikornbank	27,295	159,148
Krung Thai Bank	166,400	94,098
Krungthai Card	53,500	71,362
PTT	62,900	665,172
PTT Exploration & Production	37,215	185,481
PTT Global Chemical	94,800	199,898
Robinson Department Store	39,100	70,580
Siam Cement	15,000	220,447
Siam Commercial Bank	32,700	165,590
Thai Tap Water Supply	271,800	93,784
Thaicom *	4,000	3,930
Thanachart Capital	548,400	586,945
VGI Global Media	17,389	64,723

		4,776,872

TURKEY — 0.5%
BIM Birlesik Magazalar	4,160	95,622
Coca-Cola Icecek	18,474	520,072
Enka Insaat ve Sanayi	63,177	174,916
Ford Otomotiv Sanayi	21,508	307,741
Haci Omer Sabanci Holding	17,814	88,888
Kiler Gayrimenkul Yatirim Ortakligi † *	95,688	79,083
KOC Holding	46,300	204,242

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Koza Altin Isletmeleri	5,144	$70,944
TAV Havalimanlari Holding	32,320	202,840
Tupras Turkiye Petrol Rafinerileri	8,400	179,633
Turk Hava Yollari	105,090	442,955
Turk Telekomunikasyon	29,620	106,794
Turk Traktor ve Ziraat Makineleri	1,706	53,314
Turkcell Iletisim Hizmetleri *	43,840	255,891
Turkiye Halk Bankasi	21,754	163,496
Turkiye Is Bankasi, Cl C	95,081	252,443
Turkiye Sise ve Cam Fabrikalari	145,286	208,629
Turkiye Vakiflar Bankasi Tao, Cl D	86,832	189,726
Yazicilar Holding, Cl A	7,947	91,746

		3,688,975

UNITED KINGDOM — 4.2%
Abcam	15,008	107,991
Admiral Group PLC	9,284	198,151
Al Noor Hospitals Group *	21,512	229,077
Aon PLC	2,595	175,162
ARM Holdings PLC	51,097	680,153
ASOS *	4,657	335,522
AstraZeneca	34,710	1,760,977
Aveva Group	12,172	445,143
BAE Systems PLC	19,531	132,485
Barclays	97,300	426,145
Barratt Developments PLC *	21,652	107,379
Betfair Group	8,032	112,351
BG Group	13,179	237,878
BHP Billiton	3,716	106,220
Booker Group PLC	131,769	264,601
BP PLC	13,031	90,108
British Sky Broadcasting Group PLC	8,043	101,310
Britvic	44,328	366,843
BTG *	18,406	106,317
Bunzl	9,668	207,229
Burberry Group PLC	28,690	667,768
Centrica PLC	84,694	503,771
Cobham PLC	34,964	152,972
Compass Group PLC	13,006	177,674
Croda International	6,088	232,369
De La Rue	6,992	105,143
Delphi Automotive PLC	27,000	1,450,440
Diageo	171,007	5,343,400
Dixons Retail PLC *	507,897	351,244
Domino’s Pizza Group PLC	22,506	195,496
Elementis	72,347	275,917
EnQuest *	51,639	97,253

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
esure Group *	25,473	$114,587
Filtrona PLC	40,323	474,785
Genus	4,760	99,639
GlaxoSmithKline PLC	15,959	408,838
Great Portland Estates PLC †	27,353	231,357
Halma	47,003	397,561
Henderson Group	84,205	210,208
Hikma Pharmaceuticals	9,138	154,582
Hiscox	11,491	113,625
HSBC Holdings	36,556	411,970
Hunting	7,505	94,647
IG Group Holdings	24,594	216,065
Intertek Group	9,496	436,988
J Sainsbury	24,477	146,560
Jazztel *	13,780	125,026
Johnson Matthey	3,143	135,551
Londonmetric Property PLC †	57,874	99,927
Micro Focus International	9,664	117,024
National Grid PLC	27,818	332,834
Ocado Group PLC *	46,579	217,891
Pearson	30,683	630,137
Phoenix Group Holdings	22,082	246,065
Randgold Resources	2,308	167,478
Reckitt Benckiser Group PLC	2,985	212,472
Rexam	36,000	269,336
Rightmove PLC	7,546	279,065
Rolls-Royce Holdings PLC	167,349	2,991,330
RSA Insurance Group	51,010	96,999
Sage Group	21,940	116,984
Senior	55,067	222,580
Serco Group PLC	20,359	194,190
Shaftesbury PLC †	10,627	102,172
Shire PLC	9,743	356,016
Soco International *	17,128	95,808
Spirax-Sarco Engineering	5,486	239,102
SSE	18,778	449,918
Standard Chartered PLC	3,370	78,156
SuperGroup *	9,916	162,313
Telecom Plus	5,050	101,330
Ultra Electronics Holdings	4,549	125,671
United Utilities Group PLC	8,651	94,952
Victrex PLC	3,824	87,841
Vodafone Group PLC	300,406	902,566
WH Smith PLC	8,647	102,406
Whitbread PLC	3,366	165,394
Willis Group Holdings	2,500	107,000

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
WM Morrison Supermarkets	103,562	$455,462

		29,336,897

UNITED STATES — 48.5%

Consumer Discretionary — 8.0%
Advance Auto Parts	8,696	717,333
Amazon.com	300	90,366
Amcon Distributing	602	46,733
Ark Restaurants	2,100	44,205
Asbury Automotive Group	1,000	48,840
AutoZone *	3,347	1,501,397
Ballantyne Strong *	10,200	41,820
Bassett Furniture Industries	15,800	251,694
Belo, Cl A	20,000	285,200
Bob Evans Farms	3,578	181,834
BorgWarner	5,677	541,756
Build-A-Bear Workshop *	2,200	15,642
Cabela’s	1,800	123,552
CarMax	3,183	156,094
Carmike Cinemas *	13,100	239,992
Carriage Services, Cl A	20,600	386,456
Carrols Restaurant Group *	31,300	205,641
CEC Entertainment	2,100	87,339
Children’s Place Retail Stores *	1,902	102,784
Christopher & Banks	43,600	298,224
Comcast, Cl A	26,144	1,178,572
Cracker Barrel Old Country Store	1,750	171,325
CSS Industries	3,000	79,890
CST Brands *	3,761	122,646
Culp	1,000	19,240
Cumulus Media, Cl A *	2,400	10,272
Dana Holding	16,533	361,246
Deckers Outdoor *	4,113	225,516
Delta Apparel *	300	4,815
Destination Maternity	14,936	448,976
DeVry	33,623	1,011,380
DIRECTV *	9,000	569,430
Diversified Restaurant Holdings *	19,300	137,609
Dollar General	7,800	426,426
Dollar Tree	11,150	598,198
Entercom Communications, Cl A	8,700	85,347
Entravision Communications, Cl A	67,000	381,230
Express *	6,200	139,810
Family Dollar Stores	5,400	371,304
Fiesta Restaurant Group *	9,700	306,035
Flexsteel Industries	3,000	74,670
Ford Motor	8,000	135,040

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Fred’s, Cl A	9,700	$166,840
Gannett	22,300	574,448
General Motors	3,500	125,545
Genuine Parts	5,695	466,933
Gray Television *	16,200	126,522
Group 1 Automotive	2,280	165,961
H&R Block	10,400	326,872
Harley-Davidson	6,900	391,713
Harman International Industries	6,900	417,657
Harte-Hanks	22,000	210,320
Hasbro	9,405	432,630
Haverty Furniture	1,300	33,800
Helen of Troy	1,100	46,728
hhgregg *	5,700	89,433
Home Depot	23,163	1,830,572
HomeAway *	36,390	1,095,703
Ignite Restaurant Group *	2,000	32,020
Interpublic Group of Companies	75,900	1,248,555
Jamba *	18,520	270,948
Kirkland’s *	12,100	212,718
Kohl’s	9,700	513,906
Lamar Advertising, Cl A	4,551	197,195
La-Z-Boy	8,500	176,205
Lear	5,800	401,766
Lennar, Cl A	57,370	1,943,122
Libbey	6,135	151,289
Liberty Interactive, Cl A *	76,900	1,880,974
Lifetime Brands	11,500	172,270
LightInTheBox Holding ADR *	7,523	120,293
LIN Media, Cl A *	24,900	402,135
Marcus	400	5,180
MarineMax *	6,990	81,294
Mattel	3,189	134,034
McDonald’s	9,856	966,676
Men’s Wearhouse	600	23,958
Meredith	3,374	160,332
Monarch Casino & Resort *	18,300	375,150
Motorcar Parts & Accesories *	23,800	205,870
Nautilus *	53,000	465,340
New York Times, Cl A *	73,000	889,140
Newell Rubbermaid	16,250	439,075
NIKE, Cl B	19,331	1,216,306
OfficeMax	15,800	179,962
Orbitz Worldwide *	24,300	223,803
O’Reilly Automotive	5,799	726,383
Outerwall *	4,742	261,996

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Pacific Sunwear of California *	66,100	$294,145
Perry Ellis International	11,476	230,668
PetSmart	5,262	385,284
Pier 1 Imports	11,319	265,996
PVH	3,400	448,086
Ralph Lauren, Cl A	11,145	2,029,059
ReachLocal	16,191	209,026
Rent-A-Center, Cl A	2,848	113,892
Restoration Hardware Holdings *	30,373	2,029,524
RG Barry	5,500	95,315
Rick’s Cabaret International *	14,900	132,014
Ross Stores	8,547	576,666
Scholastic	12,000	366,000
Scientific Games, Cl A	30,195	411,558
Shiloh Industries	5,986	76,741
Smith & Wesson Holding *	7,300	86,432
Stage Stores	5,154	128,644
Standard Motor Products	7,600	261,364
Staples	52,000	885,040
Starbucks	60,452	4,306,600
Starwood Hotels & Resorts Worldwide	16,298	1,078,113
Stein Mart	1,500	20,955
Steiner Leisure	5,614	325,275
Stoneridge *	41,200	497,696
Target	1,400	99,750
Tenneco	5,500	265,815
Tesla Motors *	4,176	560,753
Texas Roadhouse, Cl A	700	17,108
Tile Shop Holdings *	7,300	207,539
Tilly’s, Cl A *	7,100	104,228
TJX	47,794	2,487,200
Tower International *	8,800	196,328
TRW Automotive Holdings	8,100	593,811
Universal Electronics	10,600	326,798
Vitamin Shoppe	2,000	96,060
VOXX International, Cl A *	12,500	169,375
Whirlpool	1,950	261,183
William Lyon Homes, Cl A *	10,500	237,405
Williams-Sonoma	7,250	426,735
Wynn Resorts	2,300	306,199
Yum! Brands	10,568	770,619
Zumiez	1,100	30,327

		55,216,777

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Staples — 2.5%
Beam	6,300	$409,437
Brown-Forman, Cl B	6,700	485,817
Bunge	5,900	448,459
Church & Dwight	6,898	439,403
Clorox	1,200	103,128
Coca-Cola	26,303	1,054,224
Coca-Cola Bottling Consolidated	400	25,544
Coffee Holding	10,700	72,974
Colgate-Palmolive	1,600	95,792
Costco Wholesale	6,184	725,321
Darling International *	11,573	234,932
Female Health	21,500	197,370
General Mills	2,200	114,400
Hershey	2,950	279,867
Hormel Foods	9,744	412,658
Ingles Markets, Cl A	4,500	128,070
Ingredion	7,700	517,440
Inter Parfums	400	13,192
Inventure Foods *	24,900	220,863
J&J Snack Foods	1,300	103,584
John B Sanfilippo & Son	18,400	397,072
Kimberly-Clark	1,000	98,800
Kroger	23,000	903,210
McCormick	5,833	417,701
Medifast	3,700	101,158
Molson Coors Brewing, Cl B	11,000	550,660
Mondelez International, Cl A	4,900	153,223
Nash Finch	3,200	75,040
Nature’s Sunshine Products	7,700	140,140
Nu Skin Enterprises, Cl A	1,500	125,460
Omega Protein *	27,500	230,175
Orchids Paper Products	7,800	211,536
PepsiCo	1,524	127,315
Pilgrim’s Pride	12,200	202,764
Post Holdings *	4,085	189,503
Pricesmart	13,413	1,220,986
Procter & Gamble	15,478	1,242,883
Roundy’s	49,700	453,264
Sanderson Farms	5,815	410,772
Seneca Foods, Cl A *	4,600	161,690
Spartan Stores	11,600	228,172
Sysco	8,400	289,884
USANA Health Sciences	4,939	408,060
Vector Group	6,191	103,080
Walgreen	24,200	1,216,050
Wal-Mart Stores	14,938	1,164,268

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Staples (continued)
Weis Markets	2,205	$110,735

		17,016,076

Energy — 2.6%
Adams Resources & Energy	1,800	120,366
Alon USA Energy	4,200	57,372
Cameron International	4,950	293,535
Carrizo Oil & Gas	7,125	225,649
Chevron	15,381	1,936,314
Cloud Peak Energy	5,163	82,763
Cobalt International Energy *	55,620	1,604,637
Contango Oil & Gas	2,768	107,011
Delek US Holdings	5,900	178,475
Denbury Resources	5,250	91,875
Emerald Oil *	26,400	190,080
Evolution Petroleum *	16,200	200,394
Exxon Mobil	11,700	1,096,875
FMC Technologies *	11,400	607,620
Forum Energy Technologies *	3,301	95,333
Goodrich Petroleum	19,014	361,646
Green Plains Renewable Energy	1,200	19,872
Gulfport Energy *	8,028	427,089
Halliburton	2,377	107,417
Hess	6,500	483,990
Key Energy Services	49,200	311,928
Kinder Morgan	3,000	113,280
Kodiak Oil & Gas	25,849	250,994
Marathon Oil	13,250	481,770
Marathon Petroleum	7,200	527,976
Matrix Service *	12,500	198,125
McDermott International *	78,000	674,700
Murphy Oil	6,610	447,629
Natural Gas Services Group	7,200	175,320
Nordic American Tankers	11,364	107,731
Occidental Petroleum	10,280	915,434
Oceaneering International	3,850	312,196
PBF Energy, Cl A	900	20,601
PDC Energy *	2,927	161,424
PostRock Energy *	2,507	4,613
Renewable Energy Group *	17,600	274,208
Resolute Energy *	11,560	96,757
REX American Resources *	4,500	163,755
Rex Energy *	14,917	286,257
RigNet	9,200	251,160
Rosetta Resources *	1,200	54,732
Sanchez Energy *	4,587	108,482
Schlumberger	23,159	1,883,521

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
SemGroup, Cl A	1,870	$105,543
Spectra Energy	11,937	429,613
Transocean	15,200	716,832
Vaalco Energy	18,700	115,940
Warren Resources *	68,900	197,743
Western Refining	9,567	288,254
Whiting Petroleum	6,200	319,114
World Fuel Services	2,438	94,448

		18,378,393

Financials — 8.1%
Acadia Realty Trust †	11,897	306,705
Access National	9,100	138,593
ACE	900	82,242
Alleghany	300	121,164
American Capital Agency †	2,478	55,829
American Equity Investment Life Holding	9,046	164,637
American Express	1,400	103,278
American International Group	44,400	2,020,644
American Realty Capital Properties †	64,600	933,470
American Tower, Cl A †	1,300	92,027
Ameriprise Financial	8,000	712,000
Ameris Bancorp	11,338	218,256
Anworth Mortgage Asset †	25,467	123,770
Apollo Commercial Real Estate Finance †	11,300	181,139
Arch Capital Group	2,000	108,300
Aspen Insurance Holdings	1,100	41,239
Associated Estates Realty †	11,100	169,608
Asta Funding	5,900	51,979
AvalonBay Communities †	700	94,738
Aviv †	4,606	114,689
Axis Capital Holdings	2,000	87,120
Bank of America	210,400	3,071,840
Bank of Commerce Holdings	13,200	69,696
Bank of Kentucky Financial	4,800	131,760
Banner	7,374	273,428
Bar Harbor Bankshares	4,018	157,747
Berkshire Hathaway, Cl B	1,100	127,457
BofI Holding *	7,900	428,575
Boston Properties †	900	96,255
Brookfield Office Properties	4,900	82,963
Brown & Brown	11,900	392,581
C&F Financial	2,400	129,696
Calamos Asset Management, Cl A	16,500	175,725
Camden Property Trust †	1,423	100,379

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Capital One Financial	51,400	$3,547,628
CapLease †	29,900	253,552
Capstead Mortgage †	8,170	96,569
CBL & Associates Properties †	3,500	79,695
CBRE Group, Cl A	51,640	1,196,499
Center Bancorp	17,500	263,725
Chubb	1,400	121,100
Cincinnati Financial	9,600	470,400
CIT Group *	6,000	300,660
Citigroup	77,964	4,065,043
Citizens & Northern	4,200	82,908
City Holding	4,297	190,185
CNO Financial Group	36,023	514,409
CoBiz Financial	17,800	178,712
Coresite Realty †	12,635	429,085
Crawford, Cl B	27,300	214,578
CubeSmart †	14,432	233,798
CyrusOne †	4,500	91,575
Digital Realty Trust †	1,500	82,935
Dime Community Bancshares	16,800	294,840
Discover Financial Services	2,400	118,824
DuPont Fabros Technology †	11,400	261,174
Dynex Capital †	15,800	151,838
Eaton Vance	6,100	246,867
EMC Insurance Group	6,700	194,300
Enterprise Financial Services	17,800	329,834
Equity Residential †	1,300	72,800
Everest Re Group	1,689	225,532
FBR *	3,300	94,677
Federal Agricultural Mortgage, Cl C	6,700	208,303
Federal Realty Investment Trust†	900	94,797
Federated National Holding	16,700	170,173
Fidelity National Financial, Cl A	4,100	100,368
Fifth Third Bancorp	30,900	594,207
Financial Institutions	10,200	205,326
First Bancorp	4,900	87,710
First Commonwealth Financial	21,900	164,469
First Community Bancshares	17,800	284,088
First Defiance Financial	10,500	277,200
First Financial	4,000	132,640
First Financial Holdings	3,856	213,758
First Industrial Realty Trust †	14,941	244,435
First Republic Bank	10,305	445,073
Flushing Financial	5,800	109,968
Gain Capital Holdings	12,900	70,176

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Gulf Coast Ultra Deep Royalty Trust *	6,825	$14,264
Hanmi Financial	6,881	116,977
HCI Group	14,600	532,900
HCP †	2,100	92,127
Health Care †	1,500	96,735
Heartland Financial USA	2,080	58,240
Heritage Commerce	25,599	188,153
Heritage Financial Group	11,400	218,196
Horizon Bancorp	7,600	182,172
Iberiabank	3,253	191,276
ICG Group *	28,750	348,737
Independence Holding	11,300	158,539
IntercontinentalExchange	6,400	1,167,680
International. FCStone *	4,500	83,295
Invesco	15,250	490,898
Investors Real Estate Trust †	10,800	93,312
JPMorgan Chase	34,000	1,894,820
Kansas City Life Insurance	3,300	145,233
KeyCorp	43,000	528,470
Kilroy Realty †	3,910	204,649
KKR Financial Holdings LLC	14,222	150,327
Lakeland Bancorp	8,500	95,540
Liberty Property Trust †	2,400	91,704
Lincoln National	16,300	679,221
Loews	1,700	77,435
M&T Bank	3,200	373,952
Manning & Napier, Cl A	9,300	166,935
Marlin Business Services	11,100	253,968
Marsh & McLennan	2,100	87,927
McGraw Hill Financial	9,000	556,740
Meadowbrook Insurance Group	10,400	78,936
Medallion Financial	15,700	236,913
Medical Properties Trust †	8,790	128,334
Medley Capital	14,765	215,569
Merchants Bancshares	3,200	99,328
MidWestOne Financial Group	4,500	117,405
National Penn Bancshares	21,652	233,625
Nelnet, Cl A	9,738	378,613
New York Community Bancorp	16,100	244,237
New York Mortgage Trust †	26,700	171,948
NewBridge Bancorp *	30,848	252,645
Northern Trust	13,200	772,728
NorthStar Realty Finance †	23,880	234,024
OceanFirst Financial	15,000	256,200
Pacific Continental	9,300	114,669

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Pacific Premier Bancorp *	9,315	$121,374
Park Sterling	33,400	223,780
PartnerRe	7,539	675,042
Pebblebrook Hotel Trust †	6,896	183,778
Peoples Bancorp	3,100	69,719
Plum Creek Timber †	2,000	97,560
Potlatch †	7,106	312,877
Preferred Bank	9,909	168,354
Primerica	6,777	278,128
Progressive	3,200	83,232
Prospect Capital	12,934	141,627
Protective Life	7,228	313,189
Provident Financial Holdings	11,200	196,000
PS Business Parks †	2,984	218,638
Public Storage †	600	95,532
Raymond James Financial	8,650	381,205
Rayonier †	1,900	111,036
Realty Income †	2,250	97,673
Regional Management *	7,200	222,552
RenaissanceRe Holdings	1,100	95,667
Republic Bancorp, Cl A	2,600	68,042
Resource Capital †	15,100	100,264
Ryman Hospitality Properties †	29,351	1,093,325
Sabra Health Care †	7,680	201,523
Simon Property Group †	971	155,418
Solar Capital	4,331	95,412
Southside Bancshares	8,505	212,540
Spirit Realty Capital †	12,762	116,517
State Bank Financial	14,059	224,382
State Street	10,050	700,184
Strategic Hotels & Resorts † *	30,180	267,395
Suffolk Bancorp *	4,300	78,045
Summit Hotel Properties †	15,100	152,812
SunTrust Banks	14,450	502,716
SVB Financial Group	4,082	356,032
Synovus Financial	130,607	434,921
TCP Capital	11,700	185,913
Teche Holding	2,400	109,512
Torchmark	1,400	99,512
Travelers	1,700	142,035
Tree.com	12,600	238,014
UDR †	3,700	92,648
Union First Market Bankshares	11,700	258,570
United Community Banks	13,774	187,740
Universal Insurance Holdings	68,657	539,644
Univest Corp of Pennsylvania	10,900	221,161

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Ventas †	1,400	$92,036
Washington Banking	28,516	414,908
Washington Trust Bancorp	3,800	122,892
Wells Fargo	44,216	1,923,396
West Bancorporation	6,602	90,315
Westamerica Bancorporation	2,214	106,250
WhiteHorse Finance	1,500	23,775
Wilshire Bancorp	30,258	265,968
Wintrust Financial	7,202	294,634
WR Berkley	2,400	101,688

		56,198,660

Health Care — 7.5%
Abbott Laboratories	18,028	660,366
AbbVie	16,107	732,546
Accuray *	42,864	266,185
AcelRx Pharmaceuticals *	14,800	172,420
Actavis *	4,449	597,367
Addus HomeCare *	10,100	198,364
Aetna	12,200	782,874
Agilent Technologies	5,100	228,123
Albany Molecular Research *	35,300	448,663
Alere *	3,500	116,900
Allergan	7,124	649,139
Alliance HealthCare Services *	3,400	66,300
Almost Family	4,100	78,433
AMAG Pharmaceuticals *	1,400	31,500
Amgen	5,900	638,911
AMN Healthcare Services *	29,100	430,098
Amsurg, Cl A	600	23,466
Anika Therapeutics *	21,800	438,398
Antares Pharma *	40,200	177,684
Array BioPharma *	24,100	160,506
ArthroCare	2,956	107,185
Auxilium Pharmaceuticals	8,700	159,732
Becton Dickinson & Company	3,847	399,011
Biogen Idec	13,856	3,022,409
Boston Scientific *	108,000	1,179,360
Bristol-Myers Squibb	102,839	4,446,758
Cambrex	11,271	165,120
Capital Senior Living *	15,411	355,069
Cardinal Health	10,800	540,972
Cardiovascular Systems *	15,700	323,263
CareFusion *	23,597	910,136
Catamaran	45,040	2,378,112
Celldex Therapeutics	14,241	291,656
Centene *	4,200	232,974

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Cerner	12,400	$607,600
Charles River Laboratories International *	12,600	573,804
ChemoCentryx *	6,900	96,462
Cigna	6,550	509,787
Coronado Biosciences *	10,400	81,432
CR Bard	3,892	446,023
CryoLife	12,400	87,792
Cumberland Pharmaceuticals *	9,900	55,440
Cynosure, Cl A	10,200	290,496
Cytokinetics *	3,000	37,320
Edwards Lifesciences *	1,936	138,192
Eli Lilly	13,758	730,688
Emergent Biosolutions	1,400	24,766
Endo Health Solutions *	14,200	546,132
Endocyte *	7,170	128,845
Enzon Pharmaceuticals	8,700	17,400
Exactech *	6,100	131,699
Five Star Quality Care *	49,900	295,408
Fonar *	8,200	47,396
Forest Laboratories	20,300	884,268
Gentiva Health Services	16,100	172,914
Gilead Sciences	80,459	4,944,206
Greatbatch	7,400	279,720
Haemonetics *	2,400	101,328
Halozyme Therapeutics	3,000	25,530
HealthStream *	7,700	242,550
HeartWare International *	2,687	248,332
Henry Schein	3,280	340,562
Hi-Tech Pharmacal	3,200	115,008
Hospira	37,560	1,528,692
Infinity Pharmaceuticals	1,200	25,416
Insys Therapeutics *	6,800	116,144
Invacare	4,500	70,245
Isis Pharmaceuticals	4,565	131,700
Johnson & Johnson	15,004	1,402,874
Lannett *	18,800	261,132
LHC Group	8,600	197,284
Magellan Health Services *	1,838	105,042
MedAssets *	15,100	328,727
Medical Action Industries *	13,600	124,984
Medtronic	36,800	2,032,832
Merck	24,027	1,157,381
Merge Healthcare *	66,800	302,604
Merrimack Pharmaceuticals *	12,600	60,228
Molina Healthcare *	5,900	219,008

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
MWI Veterinary Supply *	846	$120,276
Nektar Therapeutics	13,300	149,093
Neostem *	2,600	18,330
Neurocrine Biosciences *	4,200	58,758
NuVasive *	5,300	120,946
NxStage Medical *	7,142	92,560
Omnicell	3,300	69,630
OncoGenex Pharmaceutical	4,900	47,873
OraSure Technologies *	19,500	86,385
OvaScience *	102	1,294
PAREXEL International	400	19,780
PDL BioPharma	7,400	60,088
Perrigo	3,734	464,472
Pfizer	3,800	111,074
PharMerica	19,200	281,088
PhotoMedex *	12,200	194,224
Providence Service *	19,100	526,587
Questcor Pharmaceuticals	2,500	167,050
Repligen *	36,500	371,205
Rigel Pharmaceuticals *	9,800	37,338
Rochester Medical *	18,800	277,864
Sciclone Pharmaceuticals *	23,700	148,362
Select Medical Holdings	57,800	518,466
Spectranetics	17,631	317,711
St. Jude Medical	7,900	413,881
Staar Surgical *	20,200	212,302
Streamline Health Solutions *	25,200	187,740
Sucampo Pharmaceuticals, Cl A *	17,700	108,501
Sunesis Pharmaceuticals *	22,400	113,792
SurModics *	11,100	224,664
Targacept *	6,100	30,500
TearLab *	36,700	519,305
TESARO *	2,400	81,888
TG Therapeutics *	2,800	17,108
United Therapeutics	10,856	812,463
Utah Medical Products	474	26,459
Vanda Pharmaceuticals *	13,200	153,912
Varian Medical Systems	9,700	703,250
Vascular Solutions *	13,200	213,312
ViroPharma	7,891	270,819
Waters	2,572	259,618
WellCare Health Plans	4,026	245,707
Zimmer Holdings	7,400	617,752
Zoetis, Cl A	34,350	1,023,974

		52,172,794

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials — 5.5%
3M	1,103	$129,525
AAR	1,100	26,664
Aceto	78,773	1,222,557
AGCO	16,300	916,875
Aircastle	4,400	77,352
Alamo Group	4,600	191,682
Alaska Air Group	1,400	85,638
Allegiant Travel, Cl A	1,089	106,047
AMERCO	1,617	268,940
AMETEK	3,600	166,608
Astronics *	7,760	306,598
AZZ	700	26,481
Barrett Business Services	11,757	826,047
Beacon Roofing Supply	5,735	233,931
Caterpillar	5,600	464,296
Ceco Environmental	20,097	268,496
Celadon Group	8,900	178,979
CH Robinson Worldwide	6,263	373,400
Cintas	2,000	95,020
Coleman Cable	30,421	661,048
Columbus McKinnon	11,500	254,380
Consolidated Graphics *	2,000	107,180
Con-way	13,500	559,575
Courier	6,700	103,984
Covenant Transportation Group, Cl A *	16,300	104,483
Danaher	1,900	127,946
Deere	6,300	523,341
Deluxe	3,500	143,535
Dover	8,500	727,940
Ducommun *	9,000	205,560
Dun & Bradstreet	5,775	598,463
Edgen Group, Cl A *	2,500	19,625
Emerson Electric	1,600	98,192
EnerSys	1,400	74,088
Equifax	1,700	107,491
Esterline Technologies	2,990	243,506
Expeditors International of Washington	9,426	380,056
Federal Signal	1,300	12,610
FedEx	21,414	2,269,884
Flow International	32,900	126,994
Generac Holdings	4,900	212,415
General Dynamics	1,100	93,874
General Electric	4,700	114,539
Global Brass & Copper Holdings *	5,700	106,191
GP Strategies *	12,900	340,689

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Greenbrier *	9,000	$205,830
Hardinge	2,200	34,804
Hawaiian Holdings	32,700	249,828
Heartland Express	7,038	103,599
Huntington Ingalls Industries	3,000	186,540
Hurco	2,363	67,346
Hyster-Yale Materials Handling	4,000	260,040
IHS, Cl A	1,435	157,534
Insteel Industries	1,400	23,520
John Bean Technologies	16,200	384,102
Kadant	6,100	199,714
Kaydon	3,706	107,770
Kelly Services, Cl A	6,384	124,935
Kimball International, Cl B	8,000	87,920
L-3 Communications Holdings, Cl 3	9,091	846,827
LB Foster, Cl A	5,400	250,992
LMI Aerospace *	9,600	177,504
Lockheed Martin	15,112	1,815,253
LS Starrett, Cl A	4,684	48,807
Lydall	7,800	121,368
Manitex International *	25,800	297,732
Manpowergroup	8,300	555,021
MSC Industrial Direct, Cl A	4,600	372,370
Mueller Industries	1,853	101,711
MYR Group *	12,534	270,734
NN	10,700	131,610
Norfolk Southern	6,200	453,592
Nortek *	900	60,759
Northrop Grumman	1,600	147,296
Orion Marine Group	19,400	243,858
Owens Corning	6,000	236,940
Pall	2,600	181,896
Park-Ohio Holdings *	22,856	802,931
Patrick Industries *	11,300	281,483
Pentair	32,025	1,956,087
Pike Electric	4,700	57,387
PowerSecure International *	24,700	402,116
Precision Castparts	5,860	1,299,279
Quanta Services *	4,064	108,956
Raytheon	2,622	188,364
RBC Bearings	2,094	114,877
Republic Airways Holdings *	29,600	406,408
Republic Services, Cl A	2,600	88,166
Rockwell Automation	1,200	116,220
Rockwell Collins	1,300	92,521

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Roper Industries	1,533	$193,097
RPX	9,200	160,448
Rush Enterprises, Cl A	8,300	206,836
Safe Bulkers	11,800	57,820
Saia	24,950	747,003
SkyWest	1,100	16,632
SL Industries	3,500	101,500
Southwest Airlines	44,500	615,435
Sparton *	12,200	216,794
Spirit Airlines	13,568	448,422
Stanley Black & Decker	4,150	351,173
Steelcase, Cl A	2,200	33,528
Stericycle *	3,817	442,543
Swift Transportation, Cl A	14,700	262,248
Sypris Solutions	6,800	22,032
Taser International	6,100	54,168
Tennant	1,996	102,994
Timken	4,170	243,611
Trinity Industries	5,813	228,858
Tyco International	18,400	640,504
UniFirst	3,294	322,878
Union Pacific	600	95,154
United Parcel Service, Cl B	9,078	787,971
United Technologies	1,586	167,434
Universal Truckload Services	3,100	85,467
URS	5,587	259,796
US Airways Group	10,660	206,271
Verisk Analytics, Cl A	7,700	495,572
Versar *	18,200	95,914
Wabash National	3,100	33,263
Waste Management	7,000	294,210
Werner Enterprises	25,000	601,500
West	3,500	76,860
WW Grainger	824	216,003
Xerium Technologies *	38,900	481,582
XPO Logistics *	11,900	291,074
Xylem	3,000	74,790

		38,436,657

Information Technology — 9.7%
Activision Blizzard	8,500	152,830
Actuate	4,300	31,734
Advanced Energy Industries *	15,400	333,564
Akamai Technologies *	17,800	840,160
Alliance Fiber Optic Products	9,300	295,833
Alpha & Omega Semiconductor *	10,900	83,385
Amdocs	13,200	507,804

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Amphenol, Cl A	1,500	$117,840
Apple	11,833	5,354,433
Automatic Data Processing	8,130	586,092
Avnet	2,600	97,942
AVX	18,800	240,452
Black Box	7,300	197,538
BMC Software	8,172	375,667
Brightcove *	18,800	192,136
Cabot Microelectronics *	2,737	101,214
CACI International, Cl A	3,800	252,320
CalAmp *	29,233	448,727
Cascade Microtech *	7,100	49,771
Cavium	46,410	1,696,750
Checkpoint Systems *	16,600	285,520
Cirrus Logic	1,700	32,776
Cisco Systems	37,600	960,680
Citrix Systems	6,300	453,726
Cognizant Technology Solutions, Cl A *	4,700	340,233
Cohu	14,900	175,820
Computer Task Group	11,000	204,600
Compuware	9,356	106,097
CoreLogic	5,600	156,240
Corning	39,300	596,967
Cree	6,000	419,400
Datalink *	18,600	242,172
Dice Holdings	2,800	24,276
EchoStar, Cl A *	46,800	1,870,128
eGain *	23,300	268,183
EPIQ Systems	7,500	97,575
ePlus	7,800	495,222
Euronet Worldwide *	8,373	308,210
Facebook, Cl A *	79,449	2,926,107
FactSet Research Systems	2,150	234,737
Fidelity National Information Services	3,100	133,796
First Solar *	10,500	517,020
Fiserv	1,300	125,112
FLIR Systems	4,300	139,621
FormFactor	32,600	237,002
Global Cash Access Holdings	28,600	199,914
Google, Cl A *	5,176	4,594,217
Hackett Group	25,600	142,336
Harris	7,000	399,490
IEC Electronics *	13,800	46,782
iGATE *	6,300	146,853
Integrated Device Technology *	35,715	321,792

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Integrated Silicon Solution *	9,000	$107,730
Intel	111,157	2,589,958
Internap Network Services *	57,670	470,010
International Business Machines	6,133	1,196,180
Intuit	4,000	255,680
Itron *	16,500	711,480
Jabil Circuit	28,000	643,720
Juniper Networks	42,300	916,641
Key Tronic *	29,600	335,664
Kulicke & Soffa Industries	22,000	256,740
Lexmark International, Cl A	15,900	596,091
LinkedIn, Cl A *	11,970	2,439,366
Littelfuse	400	31,996
LSI	55,300	430,234
Mastercard, Cl A	256	156,316
MaxLinear, Cl A *	33,000	228,690
Maxwell Technologies *	15,600	123,708
Measurement Specialties	2,923	145,507
Mentor Graphics	2,300	47,219
Methode Electronics	9,939	187,748
Microchip Technology	6,100	242,414
Microsemi	14,558	359,000
Microsoft	54,600	1,737,918
Molex, Cl A	27,000	677,160
MoneyGram International	1,100	23,881
Motorola Solutions	6,128	335,998
NeoPhotonics *	20,500	179,990
Netscout Systems *	6,900	183,057
NetSol Technologies *	13,600	140,896
NeuStar, Cl A	4,942	277,147
Nuance Communications	39,000	731,640
NVIDIA	44,500	642,135
OmniVision Technologies	1,000	16,260
Oracle	91,911	2,973,321
Paychex	14,050	554,132
PC Connection	24,000	407,040
PCM *	11,779	118,261
PDF Solutions *	24,500	502,740
Pegasystems	7,700	276,430
Perceptron	4,700	37,318
Photronics *	30,600	234,090
Plantronics	2,157	100,279
Progress Software	9,245	236,580
PTC *	18,400	498,272
QIWI ADR	30,086	863,468
QUALCOMM	8,221	530,665

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Red Hat	1,600	$82,832
Relm Wireless *	15,200	60,800
Rovi	8,000	180,240
Rudolph Technologies	23,800	293,930
Saba Software	18,646	185,901
SAIC	6,700	102,443
Salesforce.com *	33,990	1,487,062
Sanmina *	13,800	227,148
Seachange International *	11,739	138,285
ServiceNow *	28,360	1,235,929
Silicon Graphics International *	7,300	137,386
Skyworks Solutions	10,644	255,669
Splunk	14,340	717,143
SPS Commerce	6,100	393,633
support.com *	53,200	268,660
Synaptics	1,400	56,000
SYNNEX	7,389	365,903
Synopsys	13,500	500,040
Syntel	1,000	71,780
TeleCommunication Systems, Cl A	48,300	130,410
Telenav	11,200	68,656
TeleTech Holdings	4,416	110,621
Teradata	18,079	1,068,831
Tessco Technologies	7,500	240,300
Total System Services	3,900	106,899
Travelzoo	1,200	34,404
TTM Technologies	5,100	47,124
Unisys	36,700	951,998
United Online	91,574	743,581
ValueClick	4,400	107,536
Verint Systems *	3,711	132,780
VeriSign	9,180	439,171
Visa, Cl A	526	93,107
Vishay Intertechnology	16,900	243,191
Wayside Technology Group	5,374	67,121
Web.com Group	2,200	57,156
WebMD Health, Cl A	6,300	207,963
Workday, Cl A	15,770	1,076,933
XO Group *	10,334	123,595
Xyratex	17,300	186,494
Zebra Technologies, Cl A	10,000	461,700
Zix *	45,400	204,300

		67,574,221

Materials — 2.0%
Air Products & Chemicals	4,118	447,379

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Materials (continued)
Airgas	2,950	$304,469
American Pacific *	8,100	294,597
Ashland	7,610	660,852
Balchem	2,135	106,238
Ball	2,000	89,580
Berry Plastics Group *	8,600	198,316
Boise	37,920	345,072
Cabot	3,217	131,961
Calgon Carbon	5,565	99,780
Chase	1,600	44,400
Constellium, Cl A *	12,085	220,068
Core Molding Technologies *	8,400	77,532
Crown Holdings	2,400	105,192
Ecolab	2,484	228,876
FMC	23,860	1,578,578
Friedman Industries	5,600	55,216
FutureFuel	16,400	258,956
Graphic Packaging Holding *	18,600	159,960
Handy & Harman	4,100	80,196
Huntsman	51,400	926,228
International Flavors & Fragrances	4,173	336,678
Kaiser Aluminum	2,393	156,143
KapStone Paper and Packaging	2,100	92,505
Landec *	22,900	345,561
Material Sciences *	10,100	100,394
Materion	3,400	102,476
MeadWestvaco	15,460	571,247
Minerals Technologies	2,336	107,456
Monsanto	17,534	1,732,008
Myers Industries	5,000	97,350
Neenah Paper	9,400	371,958
Noranda Aluminum Holding	11,700	36,387
Olympic Steel	1,900	52,915
OM Group *	900	27,783
OMNOVA Solutions *	25,400	204,724
Praxair	4,699	564,679
Quaker Chemical	1,000	65,970
Schweitzer-Mauduit International	4,801	259,926
Sealed Air	7,800	212,472
Sensient Technologies	9,553	420,428
Sherwin-Williams	4,298	748,583
Sigma-Aldrich	10,432	871,698
United States Lime & Minerals *	400	23,856

		13,916,643

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Telecommunication Services — 1.0%
8x8 *	32,800	$297,168
AT&T	26,185	923,545
CenturyLink	5,702	204,417
Crown Castle International	5,400	379,350
Fairpoint Communications *	5,500	48,180
Frontier Communications	38,400	167,424
IDT, Cl B	9,000	186,030
inContact *	49,000	415,520
Inteliquent	26,700	222,678
Iridium Communications	24,400	205,448
Level 3 Communications	88,850	1,959,142
MagicJack VocalTec	2,800	43,008
NTELOS Holdings	8,500	159,205
Premiere Global Services *	4,200	46,200
Shenandoah Telecommunications	1,100	21,197
Verizon Communications	26,445	1,308,499
Vonage Holdings	116,100	373,842
Windstream	19,200	160,320

		7,121,173

Utilities — 1.6%
Alliant Energy	6,514	345,047
Ameren	11,947	427,822
American Electric Power	7,537	349,340
American Water Works	12,800	546,304
Aqua America	7,638	258,622
Atmos Energy	4,941	218,590
Black Hills	5,760	305,568
Chesapeake Utilities	3,200	189,664
CMS Energy	3,900	109,161
Consolidated Edison	3,890	233,011
Consolidated Water	21,866	259,331
Dominion Resources	9,100	539,721
DTE Energy	7,229	511,090
Duke Energy	9,693	688,203
Edison International	2,000	99,700
Empire District Electric	5,150	119,377
Entergy	3,100	209,250
Exelon	2,002	61,241
Integrys Energy Group	1,300	81,640
Laclede Group	3,016	138,314
MDU Resources Group	11,605	325,404
MGE Energy	1,868	109,670
NextEra Energy	6,400	554,304
NiSource	21,450	658,944
Northeast Utilities	11,050	490,730

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Utilities (continued)
Northwest Natural Gas	2,328	$102,292
Pepco Holdings	4,700	96,585
PG&E	5,500	252,395
Pinnacle West Capital	1,500	88,350
PNM Resources	4,595	107,891
Portland General Electric	4,401	139,512
PPL	3,100	98,487
Public Service Enterprise Group	3,900	131,781
SCANA	6,563	340,685
Sempra Energy	3,738	327,561
Southern	5,551	248,907
UNS Energy	2,500	127,125
Wisconsin Energy	10,500	456,540
Xcel Energy	17,200	515,140

		10,863,299

		336,894,693

Total Common Stock (Cost $563,131,719)		649,441,202

REGISTERED INVESTMENT COMPANIES — 3.5%

EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI Frontier 100 Fund	7,553	236,560
iShares MSCI Taiwan Index Fund	19,883	271,006
SPDR Gold Trust	1,270	162,509
Vanguard MSCI Emerging Markets Fund	3,652	142,720

		812,795

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,445,601	23,360,920

Total Registered Investment Companies (Cost $19,154,237)		24,173,715

PREFERRED STOCK — 0.3%

BRAZIL — 0.2%
Braskem*	28,700	219,777
Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,600	248,292
Cia Energetica de Minas Gerais	16,800	154,645
Cia Energetica de Sao Paulo	17,400	154,143
Petroleo Brasileiro	64,100	459,111
Telefonica Brasil	2,900	61,855
Vale, Cl A	11,462	141,834
Whirlpool	11,900	21,126

		1,460,783

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2013
(unaudited)

PREFERRED STOCK — continued
	Shares/Number of Rights	Value
COLOMBIA — 0.0%
Cementos Argos	44,033	$202,183

GERMANY — 0.1%
Henkel & KGaA	1,210	118,541
Volkswagen	562	133,569

		252,110

Total Preferred Stock (Cost $2,048,975)		1,915,076

RIGHTS — 0.0%
CaixaBank, Expires 10/25/13*	38,410	2,708
Iberdrola, Expires 10/23/13*	26,409	4,462

Total Rights (Cost $–)		7,170

SHORT-TERM INVESTMENT — 2.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $19,535,562)	19,535,562	19,535,562

Total Investments — 100.1% (Cost $603,870,493) @		$695,072,725

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Maturity Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
8/8/13	EUR 2,729,700	USD 3,643,266	$11,697
8/8/13	USD 585,748	EUR 438,900	(1,839)
8/19/13	JPY 35,000,000	USD 368,720	11,212
9/18/13-10/3/13	CHF 1,742,500	USD 1,872,556	(11,180)
10/3/13	USD 175,139	CHF 166,200	4,551
11/15/13	AUD 1,392,900	USD 1,339,589	96,701

			$111,142

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Brown Brothers Harriman	$(1,426,942)	$1,431,807	$4,865
Citi	(357,508)	368,720	11,212
State Street Bank	(6,092,138)	6,187,203	95,065

			$111,142

For the period ended July 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $694,242,772.

*	Non-income producing security.
†	Real Estate Investment Trust.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

CHF — Swiss Franc

EUR — Euro

GDR — Global Depositary Receipt

JPY — Japanese Yen

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$649,441,202	$-	$-	$649,441,202
Registered Investment Companies	24,173,715	-	-	24,173,715
Preferred Stock	1,915,076	-	-	1,915,076
Rights	7,170	-	-	7,170
Short-Term Investment	19,535,562	-	-	19,535,562

Total Investments in Securities	$695,072,725	$-	$-	$695,072,725

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts* - Appreciation	$-	$124,161	$-	$124,161
Forward Foreign Currency Contracts* - Depreciation	-	(13,019)	-	(13,019)

Total Other Financial Instruments	$-	$111,142	$-	$111,142

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2013, there were no Level 3 securities.

@ At July 31, 2013, the tax basis cost of the Fund’s investments was $603,870,493, and the unrealized appreciation and depreciation were $103,032,135 and $(11,829,903), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2013
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 50.4%
	Shares	Value
EXCHANGE TRADED FUND — 1.1%
SPDR Barclays High Yield Bond Fund	39,000	$1,570,140

OPEN-END FUNDS — 49.3%
AllianzGI Convertible Mutual Fund, Cl I	1,069,920	34,964,971
PIMCO Emerging Local Bond Fund, Cl I	3,509,656	34,254,239

		69,219,210

Total Registered Investment Companies (Cost $70,463,454)		70,789,350

COMMON STOCK — 24.0%
ENERGY — 22.9%
American Midstream Partners LP (A)	11,524	242,580
Boardwalk Pipeline Partners LP (A)	64,617	2,023,158
Buckeye Partners LP (A)	29,436	2,093,783
Compressco Partners LP (A)	7,424	154,419
Crestwood Midstream Partners (A)	14,833	391,146
Crosstex Energy LP (A)	60,586	1,254,130
Delek Logistics Partners LP (A)	2,052	65,048
Enbridge Energy Management LLC	84,454	2,661,145
Energy Transfer Equity LP (A)	13,182	879,767
Energy Transfer Partners LP (A)	55,368	2,882,458
Exterran Partners LP (A)	52,334	1,605,607
Global Partners LP (A)	26,100	998,847
Holly Energy Partners LP (A)	15,572	592,359
Inergy Midstream LP (A)	56,765	1,377,686
KNOT Offshore Partners LP	3,750	90,900
Lehigh Gas Partners LP (A)	8,986	233,636
Martin Midstream Partners LP (A)	33,171	1,510,276
NGL Energy Partners LP (A)	19,530	560,511
NuStar Energy LP (A)	29,661	1,352,542
Plains All American Pipeline LP (A)	6,042	321,676
PVR Partners LP (A)	48,062	1,243,364
Regency Energy Partners LP (A)	67,544	1,890,557
Southcross Energy Partners LP (A)	14,764	336,324
Summit Midstream Partners LP (A)	20,956	715,857
Targa Resources Partners LP (A)	9,669	481,903

COMMON STOCK — continued
	Shares/Face Amount	Value
ENERGY (continued)
TC Pipelines LP (A)	44,916	$2,309,581
Teekay LNG Partners LP (A)	25,427	1,055,220
Teekay Offshore Partners LP	19,828	621,013
Transmontaigne Partners LP (A)	9,542	401,241
USA Compression Partners LP (A)	33,996	862,819
Williams Partners LP (A)	20,200	1,014,444

		32,223,997

FINANCIALS — 0.1%
Omega Healthcare Investors	3,000	95,490

UTILITIES — 1.0%
AmeriGas Partners LP (A)	12,840	584,348
Ferrellgas Partners LP (A)	15,674	346,239
Suburban Propane Partners LP (A)	11,085	544,052

		1,474,639

Total Common Stock (Cost $29,309,335)		33,794,126

CORPORATE OBLIGATIONS — 21.7%
CONSUMER DISCRETIONARY — 4.3%
Ceridian 11.000%, 03/15/21 (B)	$600,000	687,000
Cirsa Funding Luxembourg 8.750%, 05/15/18 (B)	750,000	1,017,820
Europcar Groupe MTN 11.500%, 05/15/17 (B)	500,000	754,976
Live Nation Entertainment 7.000%, 09/01/20 (B)	500,000	530,000
MGM Resorts International 7.750%, 03/15/22	750,000	830,625
Nord Anglia Education 10.250%, 04/01/17 (B)	750,000	828,750
REXLot Holdings 6.000%, 09/28/16	1,200,000	170,200
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	500,000	470,000
Wynn Las Vegas LLC 5.375%, 03/15/22	750,000	765,000

		6,054,371

CONSUMER STAPLES — 2.7%
Constellation Brands 4.250%, 05/01/23	1,000,000	942,500
North Atlantic Trading 19.000%, 01/15/17 (B)	500,000	550,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2013
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES (continued)
North Atlantic Trading 11.500%, 07/15/16 (B)	$250,000	$262,500
Simmons Foods 10.500%, 11/01/17	750,000	798,750
Southern Graphics 8.375%, 10/15/20 (B)	750,000	783,750
Station Casinos 7.500%, 03/01/21 (B)	500,000	522,500

		3,860,000

ENERGY — 0.2%
Saratoga Resources 12.500%, 07/01/16	250,000	250,000

FINANCIALS — 0.7%
Gala Electric Casinos 11.500%, 06/01/19 (B)	200,000	327,844
NESCO LLC 11.750%, 04/15/17 (B)	200,000	223,000
TMX Finance LLC 8.500%, 09/15/18 (B)	400,000	412,000

		962,844

HEALTH CARE — 3.3%
Alliance HealthCare Services 8.000%, 12/01/16	750,000	763,125
DaVita HealthCare Partners 5.750%, 08/15/22	1,000,000	1,013,750
HCA 4.750%, 05/01/23	1,000,000	965,000
Kindred Healthcare 8.250%, 06/01/19	850,000	894,625
Tenet Healthcare 4.500%, 04/01/21 (B)	1,000,000	932,500

		4,569,000

INDUSTRIALS — 3.6%
ADS Tactical 11.000%, 04/01/18 (B)	250,000	237,500
DigitalGlobe 5.250%, 02/01/21 (B)	1,000,000	945,000
Ducommun 9.750%, 07/15/18	750,000	832,500
Frigoglass Finance BV 8.250%, 05/15/18 (B)	250,000	347,555
Sensata Technologies BV 4.875%, 10/15/23 (B)	850,000	820,250
syncreon Global Ireland 9.500%, 05/01/18 (B)	850,000	909,500

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS (continued)
United Continental Holdings 6.375%, 06/01/18	$250,000	$252,500
US Airways Group 6.125%, 06/01/18	750,000	718,125

		5,062,930

INFORMATION TECHNOLOGY — 0.7%
Goodman Networks 13.125%, 07/01/18 (B)	250,000	266,250
Interface Security Systems Holdings 9.250%, 01/15/18	750,000	772,500

		1,038,750

MATERIALS — 1.2%
Crown Americas 4.500%, 01/15/23 (B)	600,000	559,500
LSB Industries 7.750%, 08/01/19 (B)	400,000	400,000
Western Areas 6.400%, 07/02/15	750,000	670,768

		1,630,268

TELECOMMUNICATION SERVICES — 3.9%
Ancestry.com 11.000%, 12/15/20 (B)	750,000	856,875
Griffey Intermediate 7.000%, 10/15/20 (B)	1,000,000	975,000
Ono Finance II PLC 11.125%, 07/15/19 (B)	500,000	703,478
OTE PLC MTN 7.875%, 02/07/18	500,000	690,304
Satelites Mexicanos 9.500%, 05/15/17	500,000	550,000
Univision Communications 6.750%, 09/15/22 (B)	750,000	806,250
Virgin Media Finance LLC 6.375%, 04/15/23 (B)	850,000	872,312

		5,454,219

UTILITIES — 1.1%
Calpine 7.875%, 01/15/23 (B)	674,000	731,290
Mirant Americas 9.125%, 05/01/31	750,000	810,000

		1,541,290

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2013
(unaudited)

CORPORATE OBLIGATIONS — continued
	Shares/Face Amount	Value
Total Corporate Obligations (Cost $30,360,526)		$30,423,672

PREFERRED STOCK — 1.0%
UNITED STATES — 1.0%
Continental Air	16,000	742,000
Southcross Energy LLC	17,981	375,811
Teekay Offshore Partners LP	13,000	329,680

Total Preferred Stock (Cost $1,396,628)		1,447,491

SOVEREIGN DEBT — 0.9%
Hellenic Republic Government Bond 3.000%, 02/24/15 (C)	$500,000	385,290
Mexican Bonos 5.000%, 06/15/17	12,000,000	945,342

Total Sovereign Debt (Cost $1,315,257)		1,330,632

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (D) (Cost $2,476,052)	2,476,052	2,476,052

Total Investments— 99.8% (Cost $135,321,252) ‡		$140,261,323

The open futures contracts held by the Fund at July 31, 2013, were as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Australian Dollar	(8)	Sep-2013	$11,980
British Currency	(4)	Sep-2013	(760)
Euro	(24)	Sep-2013	(66,109)

			$(54,889)

For the period ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $140,484,386.

(A)	Securities considered Master Limited Partnership. At July 31, 2013, these securities amounted to $30,325,578 or 21.6% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2013. The coupon on a step bond changes on a specified date.
(D)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$70,789,350	$-	$-	$70,789,350
Common Stock	33,794,126	-	-	33,794,126
Corporate Obligations	-	30,423,672	-	30,423,672
Preferred Stock	1,071,680	375,811	-	1,447,491
Sovereign Debt	-	1,330,632	-	1,330,632
Short-Term Investment	2,476,052	-	-	2,476,052

Total Investments in Securities	$108,131,208	$32,130,115	$-	$140,261,323

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* - Appreciation	$11,980	$-	$-	$11,980
Futures Contracts* -Depreciation	(66,869)	-	-	(66,869)

Total Other Financial Instruments	$(54,889)	$-	$-	$(54,889)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

‡ At July 31, 2013, the tax basis cost of the Fund’s investments was $135,321,252, and the unrealized appreciation and depreciation were $8,102,886 and $(3,162,815), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

SCHEDULE OF INVESTMENTS REGISTERED INVESTMENT COMPANIES — 72.9%
	Shares	Value
OPEN-END FUNDS — 72.9%
AQR Managed Futures Strategy Fund, Cl I	6,938,343	$70,562,950
AQR Multi-Strategy Alternative Fund, Cl I	11,391,543	115,738,079
AQR Risk Parity Fund, Cl I	2,921,066	32,365,408
PIMCO All Asset All Authority Fund, Cl I	3,033,563	31,185,023

Total Registered Investment Companies (Cost $246,861,341)		249,851,460

COMMON STOCK — 23.6%
BELGIUM — 0.1%
Anheuser-Busch InBev ADR	2,800	267,988

BRAZIL — 0.0%
Cosan, Cl A	7,050	113,364

CANADA — 0.4%
Advantage Oil & Gas * (A)	39,000	141,180
Augusta Resource *	39,727	80,183
Canadian Pacific Railway	2,940	361,267
Capstone Mining *	70,730	133,596
Imax *	4,590	115,576
Intact Financial	3,210	188,800
Lions Gate Entertainment	4,940	160,698
Methanex (A)	5,100	243,933
Silver Wheaton	3,950	90,731
Silvercrest Mines *	9,624	15,648

		1,531,612

GERMANY — 0.1%
Adidas	2,435	271,462
Volkswagen	585	133,199

		404,661

HONG KONG — 0.3%
AIA Group	61,746	292,584
Louis XIII Holdings *	327,903	298,071
Michael Kors Holdings (A)	5,170	348,148

		938,803

INDIA — 0.0%
Dr Reddy’s Laboratories ADR	780	29,071

COMMON STOCK — continued
	Shares	Value
IRELAND — 0.1%
Eaton	2,650	$182,718
Fly Leasing ADR (A)	9,400	135,736
Prothena PLC	79	1,372
Providence Resources *	10,780	65,761
Shire ADR (A)	330	36,085

		421,672

ISRAEL — 0.1%
Mazor Robotics ADR *	1,730	23,234
Orbotech (A)	33,412	411,970

		435,204

JAPAN — 0.1%
Mitsui Fudosan	5,640	170,680

LUXEMBOURG — 0.1%
Magnachip Semiconductor * (A)	15,553	319,770

MEXICO — 0.1%
Credito Real *	94,611	161,256

NETHERLANDS — 0.3%
ING Groep	25,250	257,982
ING Groep ADR *	9,500	96,615
LyondellBasell Industries, Cl A	4,040	277,589
NXP Semiconductor	2,220	72,483
Tetragon Financial Group	13,360	142,284
Yandex, Cl A *	8,980	291,850

		1,138,803

NORWAY — 0.0%
Petroleum Geo-Services	10,940	147,314

PERU — 0.1%
Credicorp	2,060	244,707

PHILIPPINES — 0.1%
Melco Crown Philippines Resorts *	405,879	99,063
Metropolitan Bank & Trust	86,080	210,493

		309,556

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A)	10,287	223,845

SINGAPORE — 0.0%
Avago Technologies, Cl A	3,650	133,882

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — 0.1%
Swedbank, Cl A	6,877	$ 165,854

SWITZERLAND — 0.1%
Roche Holding ADR (A)	3,140	192,513
TE Connectivity	2,000	102,080

		294,593

UNITED KINGDOM — 0.4%
Countrywide *	25,438	236,444
Direct Line Insurance Group	36,310	125,277
Lekoil *	308,550	180,713
Ophir Energy PLC *	77,126	441,508
WPP	10,550	190,024
WPP ADR	1,570	141,441

		1,315,407

UNITED STATES — 21.0%

Consumer Discretionary — 3.3%
AMC Networks, Cl A *	1,400	95,564
American Axle & Manufacturing Holdings *	8,440	164,158
ANN	9,020	305,688
Beazer Homes USA * (A)	7,572	130,163
Big 5 Sporting Goods (A)	21,555	436,920
Build-A-Bear Workshop *	21,920	155,851
CBS, Cl B	3,060	161,690
Chipotle Mexican Grill, Cl A	760	313,325
Conn’s *	3,180	205,492
Culp (A)	11,400	219,336
Denny’s	40,800	232,152
Dex Media * (A)	5,080	75,692
Dollar General	3,380	184,785
EW Scripps, Cl A *	8,445	140,271
Fifth & Pacific *	9,670	230,339
G-III Apparel Group * (A)	9,914	510,175
Home Depot	5,180	409,375
Kirkland’s *	17,887	314,453
Las Vegas Sands (A)	7,580	421,221
Lear	1,870	129,535
Lennar, Cl A (A)	8,980	304,152
Libbey (A)	9,500	234,270
Liberty Media *	1,790	257,277
LIN Media, Cl A *	6,570	106,106
Lithia Motors, Cl A	2,430	158,533
Monarch Casino & Resort * (A)	25,883	530,601
Norwegian Cruise Line Holdings *	3,130	94,714
Orbitz Worldwide * (A)	19,200	176,832
Pacific Sunwear of California *	20,500	91,225
Perry Ellis International (A)	3,200	64,320

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
priceline.com *	460	$ 402,808
PVH	2,090	275,441
Ralph Lauren, Cl A	1,280	233,037
Red Robin Gourmet Burgers	3,290	187,135
Ross Stores	2,440	164,627
Ruth’s Hospitality Group (A)	37,710	451,012
Shutterfly	3,240	173,632
Skechers U.S.A., Cl A * (A)	3,600	98,208
Smith & Wesson Holding *	14,680	173,811
Sonic * (A)	14,200	218,254
Stein Mart	15,844	221,341
Stoneridge * (A)	38,001	459,052
Taylor Morrison Home, Cl A * (A)	8,140	197,232
Tenneco	8,160	394,373
Unifi *	8,977	205,932
Walt Disney	3,380	218,517
Wet Seal, Cl A	46,600	204,574
Winnebago Industries	5,880	140,650
Yum! Brands	2,610	190,321

		11,464,172

Consumer Staples — 1.0%
Alliance One International * (A)	90,132	343,403
B&G Foods (A)	9,700	337,948
Beam	7,210	468,578
Chiquita Brands International	17,127	206,894
Colgate-Palmolive	7,160	428,669
ConAgra Foods	8,990	325,528
Crimson Wine Group *	11,170	100,306
Hershey	4,890	463,914
Inter Parfums (A)	9,581	315,981
Medifast (A)	9,094	248,630
Nash Finch (A)	3,000	70,350
Pantry (A)	12,133	151,056
Prestige Brands Holdings *	2,010	68,159

		3,529,416

Energy — 1.7%
Anadarko Petroleum (A)	6,280	555,906
Cabot Oil & Gas, Cl A (A)	3,530	267,645
Cameron International	4,670	276,931
Cobalt International Energy * (A)	22,690	654,606
Concho Resources (A)	5,490	492,398
CONSOL Energy	6,150	190,834
EOG Resources	1,950	283,705
EPL Oil & Gas * (A)	13,279	427,053
Green Plains Renewable Energy (A)	17,434	288,707

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Energy (continued)
Gulfport Energy * (A)	7,370	$ 392,084
Halliburton	4,160	187,990
Matrix Service * (A)	23,514	372,697
Renewable Energy Group * (A)	13,400	208,772
REX American Resources *	1,700	61,863
Rosetta Resources * (A)	6,970	317,902
SemGroup, Cl A (A)	5,790	326,788
Southwestern Energy	12,660	491,081

		5,796,962

Financials — 3.9%
Affiliated Managers Group * (A)	3,300	595,155
AMERISAFE (A)	4,800	171,504
Apollo Residential Mortgage † (A)	21,500	344,645
Banc of California (A)	35,400	521,088
Bank of the Ozarks (A)	5,470	261,357
Banner (A)	10,800	400,464
Brown & Brown	6,100	201,239
Bryn Mawr Bank	4,370	122,185
Carlyle Group	7,300	204,327
CBRE Group, Cl A (A)	2,080	48,194
Cedar Realty Trust † (A)	20,600	114,124
Citigroup (A)	9,980	520,357
CoBiz Financial (A)	8,300	83,332
Discover Financial Services (A)	11,640	576,296
Education Realty Trust † (A)	19,640	185,205
Employers Holdings (A)	24,390	641,213
Evercore Partners, Cl A (A)	5,030	238,523
FelCor Lodging Trust † (A)	12,600	76,104
First Financial Holdings (A)	3,190	176,854
Fortegra Financial (A)	19,350	130,613
Hanmi Financial (A)	9,595	163,115
Heritage Oaks Bancorp	11,140	74,081
Hersha Hospitality Trust, Cl A †	22,150	130,021
Home Loan Servicing Solutions (A)	3,200	80,096
Infinity Property & Casualty	2,670	173,577
Intercontinental Exchange (A)	2,680	488,966
Investment Technology Group (A)	25,153	357,424
Markel (A)	597	316,410
Meadowbrook Insurance Group	9,233	70,078
MetroCorp Bancshares	5,119	54,773
Nelnet, Cl A (A)	8,670	337,090
Ocwen Financial * (A)	13,920	662,870
OmniAmerican Bancorp * (A)	7,550	178,482
PacWest Bancorp	5,120	181,350

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials (continued)
Parkway Properties † (A)	24,800	$ 434,000
Portfolio Recovery Associates	4,790	715,195
ProAssurance (A)	4,230	226,432
RAIT Financial Trust † (A)	64,600	488,376
Realogy Holdings *	3,270	147,019
Resource Capital † (A)	23,017	152,833
S&T Bancorp	5,338	130,674
Signature Bank (A)	2,930	268,242
State Auto Financial (A)	5,200	105,560
State Street	1,770	123,316
Strategic Hotels & Resorts † *	18,300	162,138
Susquehanna Bancshares (A)	13,306	176,970
Tower Group International (A)	11,930	260,909
United Community Banks (A)	9,300	126,759
United Fire Group (A)	5,500	143,055
Universal Insurance Holdings (A)	14,100	110,826
Washington Trust Bancorp (A)	11,088	358,586
WesBanco (A)	10,300	303,335
Wilshire Bancorp (A)	12,600	110,754

		13,426,091

Health Care — 3.6%
AbbVie (A)	6,250	284,250
ACADIA Pharmaceuticals * (A)	8,390	165,283
Addus HomeCare * (A)	24,165	474,601
Agios Pharmaceuticals *	1,910	55,696
Air Methods (A)	9,550	320,784
Akorn *	5,270	74,781
Align Technology (A)	5,560	239,303
Alliance HealthCare Services * (A)	6,414	125,073
AMAG Pharmaceuticals * (A)	5,045	113,512
AMN Healthcare Services * (A)	5,900	87,202
Amsurg, Cl A (A)	4,900	191,639
Analogic (A)	5,500	392,645
ArthroCare (A)	8,190	296,969
AVEO Pharmaceuticals *	10,370	24,888
Baxter International (A)	3,350	244,684
Biogen Idec	1,720	375,184
BioMarin Pharmaceutical	2,100	135,765
Bluebird Bio *	680	21,168
Bristol-Myers Squibb (A)	11,010	476,073
Cambrex (A)	5,900	86,435
Cardinal Health (A)	3,910	195,852
Cardionet *	12,800	96,768
Catamaran (A)	9,360	494,208
Cepheid (A)	4,400	153,428
Cerner	3,040	148,960

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Cigna	4,260	$ 331,556
Cooper Companies	280	35,658
Cubist Pharmaceuticals	6,420	400,159
Cyberonics *	2,760	143,492
Cynosure, Cl A	820	23,354
Depomed *	16,840	109,797
Gentiva Health Services (A)	17,400	186,876
Gilead Sciences	3,320	204,014
Health Management Associates, Cl A	870	11,728
Healthways	9,558	164,015
Impax Laboratories *	6,210	128,796
Insmed *	4,210	46,773
InterMune	2,620	40,636
Ironwood Pharmaceuticals, Cl A *	3,260	39,902
Lannett * (A)	4,952	68,783
LHC Group (A)	5,677	130,230
McKesson (A)	3,180	390,059
Merck	5,090	245,185
Molina Healthcare *	2,380	88,346
Mylan *	1,590	53,360
Nektar Therapeutics	9,630	107,952
Neurocrine Biosciences *	13,680	191,383
NPS Pharmaceuticals	40,910	736,789
NuVasive * (A)	13,700	312,634
Omnicare	700	36,953
Onyx Pharmaceuticals *	750	98,475
Pharmacyclics *	5,170	561,617
PharMerica (A)	15,034	220,098
Providence Service * (A)	16,357	450,962
Questcor Pharmaceuticals	2,630	175,737
Receptos *	1,130	22,476
Regeneron Pharmaceuticals	180	48,611
Salix Pharmaceuticals	860	63,554
Sarepta Therapeutics *	2,600	96,252
Stemline Therapeutics *	2,600	73,164
SurModics * (A)	4,629	93,691
Synageva BioPharma	540	25,974
Targacept *	2,790	13,950
Team Health Holdings (A)	7,240	291,193
Theravance	2,470	95,243
Universal Health Services, Cl B	3,000	209,850
Vertex Pharmaceuticals	620	49,476
ViroPharma (A)	7,040	241,613
XenoPort	1,460	7,869

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Zoetis, Cl A	3,270	$ 97,479

		12,440,865

Industrials — 3.1%
AAR (A)	15,500	375,720
Aceto (A)	23,307	361,724
Air Transport Services Group * (A)	27,284	182,257
Albany International, Cl A (A)	11,227	387,444
Altra Holdings (A)	6,400	159,616
AMETEK	8,370	387,364
CAI International * (A)	13,500	283,365
CIRCOR International (A)	2,400	126,048
Coleman Cable (A)	23,400	508,482
Columbus McKinnon (A)	8,267	182,866
Cummins	810	98,164
Delta Air Lines	8,210	174,298
Ducommun * (A)	14,484	330,814
Federal Signal (A)	51,290	497,513
FTI Consulting	4,000	149,040
G&K Services, Cl A (A)	6,243	329,693
Gibraltar Industries * (A)	7,600	117,040
Honeywell International	1,720	142,726
Huron Consulting Group (A)	6,540	333,147
ICF International (A)	5,340	178,303
Korn (A)	14,700	287,091
Lydall (A)	4,600	71,576
Macquarie Infrastructure	8,250	481,635
MasTec	9,990	329,670
Middleby *	970	173,572
Mueller Water Products, Cl A (A)	41,400	320,436
Multi-Color (A)	11,100	384,171
Old Dominion Freight Line (A)	11,830	516,734
Orion Marine Group (A)	8,000	100,560
Park-Ohio Holdings * (A)	1,700	59,721
Pentair	2,770	169,191
Quanta Services *	17,020	456,306
Republic Airways Holdings * (A)	24,028	329,905
Rockwell Automation	3,100	300,235
Saia	9,788	293,053
Standex International	3,424	202,119
Union Pacific	870	137,973
United Rentals	2,240	128,397
Viad (A)	4,800	115,440
Xerium Technologies *	15,300	189,414

		10,352,823

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology — 3.4%
Advanced Energy Industries * (A)	9,771	$ 211,640
Alliance Data Systems * (A)	1,200	237,336
Apple	1,280	579,200
Aviat Networks * (A)	68,517	181,570
Belden (A)	3,210	188,138
Benchmark Electronics (A)	7,200	159,264
Black Box	5,741	155,351
Broadcom, Cl A	2,900	79,953
Cardtronics (A)	6,430	189,428
Checkpoint Systems * (A)	15,144	260,477
CIBER (A)	68,456	249,180
Ciena *	3,240	71,474
Cisco Systems (A)	12,990	331,895
Citrix Systems	2,060	148,361
comScore * (A)	19,000	550,240
Digimarc	12,940	271,611
eBay * (A)	12,520	647,159
EMC	4,900	128,135
Exar * (A)	6,000	78,060
Facebook, Cl A *	11,430	420,967
First Solar *	2,930	144,273
Google, Cl A *	470	417,172
Informatica	3,430	130,923
Insight Enterprises * (A)	3,400	72,726
IXYS	13,428	150,931
Kulicke & Soffa Industries (A)	23,200	270,744
Lattice Semiconductor * (A)	16,000	82,560
Manhattan Associates (A)	2,650	234,101
MAXIMUS (A)	13,150	494,572
Methode Electronics (A)	16,189	305,810
NCI, Cl A * (A)	40,123	181,757
OSI Systems * (A)	1,880	132,333
Pandora Media	9,310	170,745
PC Connection (A)	18,781	318,526
Perficient * (A)	14,220	194,103
Rosetta Stone * (A)	9,951	162,599
Salesforce.com *	2,300	100,625
Sanmina * (A)	29,800	490,508
Seachange International * (A)	14,900	175,522
ServiceNow *	2,700	117,666
Silicon Image * (A)	35,594	203,954
SunEdison *	9,860	99,389
Supertex (A)	7,392	198,697
support.com * (A)	27,278	137,754
Synchronoss Technologies *	2,190	75,533
Take-Two Interactive Software *	5,620	98,519
Tyler Technologies (A)	4,390	327,582

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
United Online (A)	12,624	$ 102,507
Visa, Cl A (A)	2,890	511,559
Web.com Group	3,580	93,008
WEX (A)	1,610	139,973
Xilinx	2,050	95,714
Xyratex	7,355	79,287

		11,651,111

Materials — 0.8%
A Schulman (A)	6,471	173,423
Calgon Carbon (A)	3,701	66,359
Commercial Metals	8,560	132,595
Constellium, Cl A *	12,830	233,634
Eastman Chemical (A)	4,700	378,021
KapStone Paper and Packaging	3,430	151,091
Koppers Holdings (A)	4,300	166,195
Mosaic	6,780	278,590
OM Group * (A)	9,769	301,569
Quaker Chemical (A)	2,100	138,537
Rock-Tenn, Cl A	660	75,471
Rockwood Holdings (A)	7,130	482,915
Westlake Chemical (A)	1,930	200,758

		2,779,158

Telecommunication Services — 0.1%
IDT, Cl B	6,605	136,525
Vonage Holdings (A)	56,925	183,299

		319,824

Utilities — 0.1%
Chesapeake Utilities (A)	6,577	389,819

		72,150,241

Total Common Stock (Cost $71,719,653)		80,918,283

SHORT-TERM INVESTMENT — 5.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $19,124,428)	19,124,428	19,124,428

Total Investments— 102.1% (Cost $337,705,422) @		$349,894,171

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (15.4)%
	Shares	Value
BRAZIL — (0.0)%
Banco Bradesco ADR	(10,778)	$ (131,707)

CANADA — (0.6)%
Agrium	(2,070)	(175,950)
Barrick Gold	(8,870)	(150,524)
Encana	(22,460)	(393,499)
Endeavour Silver *	(54,853)	(218,864)
Home Capital Group, Cl B	(2,180)	(132,889)
HudBay Minerals	(11,290)	(76,065)
Potash Corp of Saskatchewan	(9,450)	(274,050)
Silver Standard Resources *	(16,300)	(125,021)
Thomson Reuters	(6,500)	(221,195)
Westport Innovations *	(5,710)	(187,002)

		(1,955,059)

CHINA — (0.1)%
Baidu ADR *	(560)	(74,094)
Guangshen Railway ADR	(9,737)	(214,798)
Hollysys Automation Technologies *	(5,300)	(71,974)

		(360,866)

COLOMBIA — (0.1)%
Bancolombia ADR	(3,400)	(195,330)

FRANCE — (0.0)%
Remy Cointreau	(1,080)	(111,810)

GERMANY — (0.0)%
SAP ADR	(1,000)	(72,890)

HONG KONG — (0.1)%
China Minsheng Banking, Cl H	(148,614)	(150,231)
Hong Kong & China Gas	(67,221)	(172,308)
Melco Crown Entertainment ADR *	(3,480)	(86,583)

		(409,122)

INDIA — (0.1)%
HDFC Bank ADR	(6,560)	(215,824)

IRELAND — (0.0)%
Mallinckrodt *	(1,700)	(78,013)

ISRAEL — (0.3)%
Allot Communications *	(36,400)	(532,532)
Protalix BioTherapeutics *	(10,800)	(57,780)
RADWARE *	(34,400)	(471,280)

		(1,061,592)

COMMON STOCK — continued
	Shares	Value
MEXICO — (0.1)%
Banregio Grupo Dinanciero	(33,210)	$ (200,959)

SOUTH AFRICA — (0.0)%
AngloGold Ashanti ADR	(3,710)	(48,861)
Gold Fields ADR	(15,420)	(92,982)

		(141,843)

UNITED KINGDOM — (0.2)%
Amlin	(31,190)	(190,789)
Aon PLC	(3,310)	(223,425)
AstraZeneca ADR	(2,730)	(138,466)

		(552,680)

UNITED STATES — (13.8)%

Consumer Discretionary — (2.1)%
bebe stores	(28,148)	(168,325)
Bed Bath & Beyond	(1,900)	(145,293)
Black Diamond *	(50,400)	(521,136)
Blue Nile *	(3,700)	(143,671)
Brinker International	(1,820)	(73,073)
Buckle	(2,470)	(138,271)
Cabela’s	(1,740)	(119,434)
CafePress *	(16,416)	(107,853)
Callaway Golf	(9,600)	(68,928)
CarMax	(1,930)	(94,647)
Cheesecake Factory	(2,260)	(95,914)
Children’s Place Retail Stores *	(1,430)	(77,277)
Coach	(2,680)	(142,388)
Darden Restaurants	(1,870)	(91,724)
Deckers Outdoor *	(1,960)	(107,467)
Dick’s Sporting Goods	(4,720)	(242,655)
Ethan Allen Interiors	(11,900)	(361,403)
Genuine Parts	(1,250)	(102,488)
Hasbro	(3,940)	(181,240)
HSN	(1,520)	(91,291)
iRobot	(6,705)	(234,407)
Jarden *	(2,040)	(92,759)
Johnson Controls	(2,530)	(101,731)
Kohl’s	(2,170)	(114,967)
Lowe’s	(4,190)	(186,790)
McDonald’s	(2,540)	(249,123)
MDC Holdings	(7,040)	(222,745)
Netflix	(750)	(183,165)
Newell Rubbermaid	(2,550)	(68,901)
Nutrisystem	(17,805)	(222,741)
NVR	(270)	(249,912)
Omnicom Group	(1,460)	(93,834)
Royal Caribbean Cruises	(1,940)	(73,895)
Select Comfort *	(5,863)	(133,970)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Consumer Discretionary (continued)
Sinclair Broadcast Group, Cl A	(3,220)	$ (90,836)
Stage Stores	(6,650)	(165,984)
Staples	(4,720)	(80,334)
Target	(6,970)	(496,612)
Tilly’s, Cl A *	(26,800)	(393,424)
Time Warner	(1,460)	(90,900)
Under Armour, Cl A	(2,670)	(179,237)
Universal Technical Institute	(4,900)	(57,330)
Whirlpool	(890)	(119,207)
Wolverine World Wide	(2,180)	(125,372)
World Wrestling Entertainment, Cl A	(19,600)	(208,544)

		(7,311,198)

Consumer Staples — (0.6)%
Annie’s *	(11,066)	(457,137)
Boston Beer Company, Cl A	(587)	(105,061)
Campbell Soup	(2,140)	(100,152)
Chefs’ Warehouse *	(4,400)	(88,220)
Clorox	(1,400)	(120,316)
Coca-Cola Enterprises	(3,220)	(120,879)
Kimberly-Clark	(1,270)	(125,476)
Lorillard	(2,630)	(111,854)
McCormick	(3,910)	(279,995)
Molson Coors Brewing, Cl B	(2,590)	(129,655)
Spectrum Brands Holdings	(1,690)	(95,350)
Walgreen	(3,700)	(185,925)

		(1,920,020)

Energy — (1.3)%
Apache	(3,350)	(268,837)
Approach Resources	(23,097)	(611,840)
Bill Barrett	(16,543)	(370,894)
Clayton Williams Energy	(1,200)	(68,316)
Comstock Resources	(27,200)	(456,144)
ConocoPhillips	(6,350)	(411,861)
Devon Energy	(4,200)	(231,042)
Forest Oil *	(38,762)	(198,461)
Harvest Natural Resources *	(17,600)	(72,512)
Magnum Hunter Resources	(79,820)	(305,711)
Northern Oil and Gas *	(13,580)	(179,392)
Oasis Petroleum	(8,340)	(350,614)
Pioneer Natural Resources	(460)	(71,190)
Rex Energy *	(14,700)	(282,093)
Swift Energy	(14,258)	(181,647)
Ultra Petroleum	(3,690)	(79,888)
Whiting Petroleum	(3,660)	(188,380)

		(4,328,822)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Financials — (2.0)%
American Express	(6,810)	$ (502,374)
Assurant	(5,360)	(290,297)
Astoria Financial	(27,273)	(332,731)
Beneficial Mutual Bancorp	(50,338)	(433,913)
BlackRock, Cl A	(330)	(93,047)
Charles Schwab	(3,840)	(84,826)
Cincinnati Financial	(8,470)	(415,030)
City Holding	(1,800)	(79,668)
Cohen & Steers	(7,690)	(264,305)
Comerica	(7,160)	(304,586)
Financial Engines	(9,600)	(458,304)
Health Care †	(3,600)	(232,164)
HFF, Cl A	(10,660)	(223,860)
HomeStreet	(18,800)	(407,960)
Host Hotels & Resorts †	(12,390)	(221,285)
Iberiabank	(3,580)	(210,504)
Janus Capital Group	(21,350)	(200,049)
Lazard, Cl A	(5,860)	(213,070)
Progressive	(15,010)	(390,410)
RLI	(1,790)	(147,747)
Rouse Properties †	(5,900)	(120,065)
Simplicity Bancorp	(22,695)	(336,113)
Stifel Financial *	(6,140)	(231,171)
ViewPoint Financial Group	(22,400)	(483,168)
WisdomTree Investments	(7,593)	(98,329)

		(6,774,976)

Health Care — (2.1)%
ABIOMED *	(5,100)	(127,908)
Accretive Health *	(35,118)	(350,478)
Accuray *	(54,800)	(340,308)
Achillion Pharmaceuticals	(20,500)	(146,370)
Aegerion Pharmaceuticals	(2,200)	(201,498)
AmerisourceBergen, Cl A	(1,760)	(102,555)
AngioDynamics *	(6,800)	(81,260)
Arena Pharmaceuticals *	(26,260)	(182,507)
Boston Scientific *	(4,200)	(45,864)
Cerus *	(30,482)	(170,699)
Coronado Biosciences *	(10,955)	(85,778)
CR Bard	(540)	(61,884)
DENTSPLY International	(1,760)	(75,469)
Depomed *	(22,800)	(148,656)
Dynavax Technologies	(40,000)	(53,200)
Endologix	(19,200)	(300,096)
Exact Sciences	(10,300)	(141,316)
Fluidigm	(12,800)	(227,328)
Greenway Medical Technologies	(4,400)	(50,908)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Health Care (continued)
HeartWare International *	(2,721)	$ (251,475)
HMS Holdings *	(3,350)	(81,036)
Hospira	(540)	(21,978)
Idenix Pharmaceuticals *	(17,100)	(67,203)
ImmunoGen	(2,500)	(47,625)
Infinity Pharmaceuticals	(9,630)	(203,963)
Insulet	(470)	(14,988)
Integra LifeSciences Holdings *	(2,830)	(111,474)
InterMune	(15,500)	(240,405)
Johnson & Johnson	(810)	(75,735)
Laboratory Corp. of America Holdings *	(760)	(73,522)
MAKO Surgical *	(9,367)	(131,513)
Medtronic	(1,860)	(102,746)
Mettler-Toledo International	(440)	(97,064)
Myriad Genetics *	(3,270)	(97,021)
Neogen	(840)	(47,443)
Neurocrine Biosciences *	(11,000)	(153,890)
NPS Pharmaceuticals	(8,700)	(156,687)
NxStage Medical *	(11,412)	(147,900)
Optimer Pharmaceuticals	(15,600)	(195,156)
OraSure Technologies *	(69,700)	(308,771)
Orexigen Therapeutics *	(11,200)	(85,120)
Pacira Pharmaceuticals *	(4,400)	(149,292)
Pernix Therapeutics Holdings *	(35,875)	(121,975)
Pfizer	(8,470)	(247,578)
Portola Pharmaceuticals *	(1,390)	(31,942)
Quest Diagnostics	(1,260)	(73,471)
Sirona Dental Systems	(1,620)	(114,372)
Streamline Health Solutions *	(10,100)	(75,245)
Stryker	(1,050)	(73,983)
Transcept Pharmaceuticals *	(22,314)	(62,702)
Varian Medical Systems	(970)	(70,325)
Vocera Communications	(34,664)	(501,935)
Volcano	(11,600)	(231,652)

		(7,361,269)

Industrials — (2.7)%
3M	(980)	(115,081)
Aerovironment	(14,200)	(321,062)
Ameresco, Cl A *	(10,688)	(97,688)
Atlas Air Worldwide Holdings *	(4,320)	(192,845)
Blount International	(15,500)	(204,290)
CH Robinson Worldwide	(5,950)	(354,739)
Commercial Vehicle Group *	(10,400)	(75,296)
Costamare	(18,300)	(322,080)
CPI Aerostructures *	(41,010)	(459,722)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Industrials (continued)
Douglas Dynamics	(4,700)	$ (67,539)
Emerson Electric	(6,240)	(382,949)
Fastenal	(2,530)	(123,995)
GenCorp	(28,500)	(499,035)
Global Power Equipment Group	(4,000)	(72,320)
Gorman-Rupp	(5,900)	(204,907)
GrafTech International	(70,510)	(530,235)
H&E Equipment Services	(6,788)	(155,038)
Heritage-Crystal Clean	(16,004)	(248,702)
Hub Group, Cl A *	(7,330)	(280,372)
Hudson Technologies *	(27,525)	(64,684)
InnerWorkings *	(20,000)	(233,600)
KEYW Holding *	(10,700)	(137,281)
Knight Transportation	(20,080)	(340,757)
McGrath RentCorp	(13,435)	(460,014)
Mistras Group	(18,739)	(315,003)
Norfolk Southern	(4,810)	(351,900)
Quanex Building Products	(8,600)	(146,372)
Rand Logistics *	(30,817)	(154,701)
Southwest Airlines	(22,630)	(312,973)
Stericycle *	(870)	(100,868)
Team *	(2,800)	(109,732)
Textainer Group Holdings	(6,240)	(220,834)
Textron	(11,850)	(324,453)
Thermon Group Holdings *	(15,270)	(305,553)
Titan Machinery *	(24,607)	(469,748)
Trinity Industries	(2,750)	(108,268)
Werner Enterprises	(7,710)	(185,503)
WW Grainger	(430)	(112,720)

		(9,162,859)

Information Technology — (2.2)%
Active Network	(18,506)	(157,856)
Angie’s List *	(4,070)	(89,622)
Aware	(74,611)	(368,579)
Badger Meter	(4,300)	(204,852)
Bazaarvoice *	(30,051)	(314,935)
Blackhawk Network Holdings, Cl A *	(4,210)	(102,724)
Brightcove *	(19,127)	(195,478)
Callidus Software *	(32,545)	(217,075)
Ceva *	(16,700)	(304,441)
Constant Contact	(10,500)	(201,495)
CUI Global *	(31,170)	(171,747)
Dice Holdings	(42,600)	(369,342)
Dolby Laboratories, Cl A	(1,620)	(53,282)
E2Open *	(8,215)	(163,314)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Information Technology (continued)
Entropic Communications *	(12,000)	$ (53,160)
Global Payments	(4,410)	(204,227)
Guidance Software *	(52,389)	(480,407)
Imperva *	(7,000)	(354,340)
International Business Machines	(370)	(72,165)
Jack Henry & Associates	(4,040)	(195,132)
Jive Software *	(16,483)	(221,202)
Linear Technology	(1,800)	(73,008)
LivePerson *	(49,988)	(461,889)
LogMeIn *	(5,300)	(157,516)
Mercury Systems *	(19,430)	(180,310)
Mesa Laboratories	(1,903)	(124,190)
MicroStrategy, Cl A *	(988)	(93,870)
Monolithic Power Systems	(2,600)	(68,068)
Procera Networks *	(31,773)	(474,053)
Rackspace Hosting	(1,560)	(70,652)
RealNetworks	(9,100)	(71,617)
Rubicon Technology *	(19,949)	(167,971)
Rudolph Technologies	(22,620)	(279,357)
Tangoe	(4,900)	(88,494)
Tech Data	(1,400)	(71,876)
Universal Display	(2,327)	(67,366)
Volterra Semiconductor	(6,900)	(103,983)
Western Union	(16,290)	(292,568)
Yahoo!	(2,980)	(83,708)

		(7,425,871)

Materials — (0.5)%
Air Products & Chemicals	(900)	(97,776)
AK Steel Holding	(41,825)	(142,205)
Alcoa	(22,760)	(180,942)
Allegheny Technologies	(2,590)	(71,406)
Allied Nevada Gold	(41,400)	(276,138)
Aptargroup	(1,970)	(115,028)
Globe Specialty Metals	(5,230)	(62,394)
Haynes International	(9,257)	(445,262)
Horsehead Holding	(14,200)	(173,950)
Materion	(4,000)	(120,560)
Noranda Aluminum Holding	(75,696)	(235,414)
Schnitzer Steel Industries, Cl A	(5,680)	(145,749)
Wausau Paper	(13,361)	(152,182)

		(2,219,006)

Telecommunication Services — (0.2)%
Boingo Wireless *	(53,849)	(376,943)
Cincinnati Bell *	(65,871)	(227,255)

		(604,198)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)

Utilities — (0.1)%
National Fuel Gas	(4,560)	$ (295,625)

		(47,403,844)

Total Common Stock (Proceeds $50,180,086)		(52,891,539)

REGISTERED INVESTMENT COMPANIES — (2.4)%
EXCHANGE TRADED FUNDS — (2.4)%
Euro Currency Trust	(1,120)	(147,549)
Health Care Select Sector SPDR Fund	(11,580)	(590,580)
iShares Core S&P Small Cap 600 Index Fund	(8,980)	(866,570)
iShares NASDAQ BioTech Index Fund	(1,770)	(350,159)
iShares Russell 2000 Growth Index Fund	(8,130)	(975,600)
iShares Russell 2000 Index Fund	(6,710)	(695,626)
Market Vectors Biotech Fund	(4,390)	(347,205)
Market Vectors Oil Services Fund	(3,630)	(162,769)
Market Vectors Pharmaceutical Fund	(4,240)	(202,587)
Market Vectors Semiconductor Fund	(4,920)	(189,715)
Powershares QQQ Trust Series 1	(9,680)	(733,454)
SPDR S&P 500 Trust	(4,520)	(762,343)
SPDR S&P Retail Fund	(2,290)	(187,047)
Vanguard Small Cap Fund	(9,150)	(915,640)
Vanguard Small Cap Growth Fund	(8,340)	(916,733)

Total Registered Investment Companies (Proceeds $7,475,398)		(8,043,577)

Securities Sold Short — (17.8)% (Proceeds $57,655,484) ‡		$(60,935,116)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2013
(unaudited)

PURCHASED OPTIONS — 0.0%
	Contracts	Value
Air Products and Chemicals, Expires 9/21/2013, Strike Price $105*	19	$ 4,465
Apache, Expires 9/21/2013, Strike Price $80*	82	21,894
Chesapeake, Expires 8/17/2013, Strike Price $21*	162	3,402
Cobalt International Energy, Expires 1/18/2014, Strike Price $32.50*	114	36,480
Conocophillips, Expires 8/17/2013, Strike Price $62.50*	80	2,240
Devon Energy, Expires 8/17/2013, Strike Price $52.50*	85	2,975
Material Select SPDR, Expires 9/21/2013, Strike Price $39*	81	3,969
Mosaic, Expires 9/21/2013, Strike Price $45*	55	6,765
National Oilwell Varco, Expires 8/17/2013, Strike Price $72.50*	50	2,250
Sector SPDR, Expires 9/21/2013, Strike Price $38*	82	902
United States Oil Fund, Expires 9/21/2013, Strike Price $36*	115	8,050
Volcano, Expires 10/19/2013, Strike Price $20*	12	1,620

Total Purchased Options — 0.0% (Cost $136,455)		$ 95,012

WRITTEN OPTIONS — 0.0%
Chesapeake Energy, Expires 8/17/2013, Strike Price $23*	(65)	$ (5,915)
United States Oil, Expires 8/17/2013, Strike Price $37.50*	(52)	(3,224)

Total Written Options — 0.0% (Proceeds $5,552)		$ (9,139)

For the period ended July 31, 2013, the total amount of all open written and purchases options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $342,818,588.

*	Non-income producing security.
†	Real Estate Investment Trust.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$249,851,460	$-	$-	$249,851,460
Common Stock	80,918,283	-	-	80,918,283
Short-Term Investment	19,124,428	-	-	19,124,428

Total Investments in Securities	$349,894,171	$-	$-	$349,894,171

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(52,891,539)	$-	$-	$(52,891,539)
Registered Investment
Companies	(8,043,577)	-	-	(8,043,577)

Total Securities Sold Short	$(60,935,116)	$-	$-	$(60,935,116)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$95,012	$-	$-	$95,012
Written Options	(9,139)	-	-	(9,139)

Total Other Financial Instruments	$85,873	$-	$-	$85,873

For the period ended July 31, 2013, there were no transfers between Level

1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2013, there were no Level 3 securities.

@ At July 31, 2013, the tax basis cost of the Fund’s investments was $337,705,422, and the unrealized appreciation and depreciation were $17,167,518 and $(4,978,769), respectively.

‡ At July 31, 2013, the tax basis proceeds of the Fund’s securities sold short was $57,655,484, and the unrealized appreciation and depreciation were $1,854,319 and $(5,133,951), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2013
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 32.9%
	Shares/Face Amount	Value
OPEN-END FUND — 32.9%
PIMCO Commodity Real Return Strategy Fund, Cl Institutional (Cost $50,953,673)	7,500,532	$42,528,019

U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,126,515	1,619,277
3.625%, 04/15/28	1,130,588	1,567,985
3.375%, 04/15/32	164,046	230,165
2.500%, 07/15/16	1,061,192	1,178,670
2.500%, 01/15/29	1,079,555	1,328,950
2.375%, 01/15/25	2,032,891	2,435,182
2.375%, 01/15/27	785,475	946,190
2.125%, 01/15/19	184,447	209,894
2.125%, 02/15/40	608,929	731,000
2.125%, 02/15/41	590,365	709,913
2.000%, 01/15/16	211,259	227,648
2.000%, 01/15/26	463,596	536,395
1.875%, 07/15/15	838,320	892,811
1.875%, 07/15/19	578,219	656,685
1.750%, 01/15/28	1,178,646	1,320,912
1.625%, 01/15/18	77,835	85,795
1.375%, 07/15/18	291,668	321,017
1.375%, 01/15/20	646,332	709,905
1.250%, 07/15/20	1,372,560	1,503,811
1.125%, 01/15/21	1,379,020	1,487,832
0.750%, 02/15/42	1,340,183	1,163,760
0.625%, 07/15/21	15,503	16,165
0.625%, 02/15/43	972,672	806,862
0.500%, 04/15/15	983,534	1,010,581
0.375%, 07/15/23	2,427,377	2,419,980
0.125%, 04/15/16	6,147,356	6,337,542
0.125%, 04/15/17	943,552	975,102
0.125%, 04/15/18	3,647,946	3,765,651
0.125%, 01/15/22	1,945,207	1,924,387
0.125%, 07/15/22	709,079	699,772
0.125%, 01/15/23	3,590,734	3,500,405

Total U.S. Treasury Obligations (Cost $43,540,351)		41,320,244

COMMON STOCK — 29.8%

ENERGY — 28.1%
Access Midstream Partners LP (A)	24,800	1,164,856
Alliance Holdings LP (A)	1,473	93,609
Capital Product Partners LP	20,000	191,000
Crestwood Midstream Partners LP (A)	300	7,911

COMMON STOCK — continued
	Shares/Face Amount	Value
ENERGY (continued)
Crosstex Energy LP (A)	16,400	$339,480
DCP Midstream Partners LP (A)	34,100	1,796,047
Enbridge Energy Management LLC	54,949	1,731,443
Energy Transfer Partners LP (A)	36,300	1,889,778
Enterprise Products Partners LP (A)	48,500	3,008,455
Exterran Partners LP (A)	6,333	194,296
Golar LNG Partners LP	28,070	901,889
Inergy LP (A)	47,100	722,985
Inergy Midstream LP (A)	34,452	836,150
Kinder Morgan	83,000	3,134,080
Kinder Morgan Management LLC *	41,678	3,375,116
KNOT Offshore Partners LP	50,300	1,219,272
Magellan Midstream Partners (A)	7,100	388,228
MarkWest Energy Partners LP (A)	45,000	3,159,450
NuStar GP Holdings LLC (A)	10,900	283,945
ONEOK Partners LP (A)	13,900	707,510
Phillips 66 Partners LP * (A)	1,600	51,792
Plains All American Pipeline LP (A)	50,000	2,662,000
PVR Partners LP (A)	30,800	796,796
Regency Energy Partners LP (A)	50,000	1,399,500
Targa Resources Partners LP (A)	10,000	498,400
Western Gas Partners LP (A)	35,000	2,156,000
Williams Companies	48,500	1,657,245
Williams Partners LP (A)	38,900	1,953,558

		36,320,791

UTILITIES — 1.7%
CenterPoint Energy	8,500	210,970
NRG Yield, Cl A *	1,200	34,200
ONEOK	35,900	1,900,905

		2,146,075

Total Common Stock (Cost $33,608,399)		38,466,866

CORPORATE OBLIGATIONS — 2.4%

ENERGY — 2.4%
Aurora USA Oil & Gas 7.500%, 04/01/20 (B)	$200,000	198,000
Concho Resources 5.500%, 04/01/23	375,000	374,062
CVR Refining LLC 6.500%, 11/01/22 (B)	250,000	240,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2013
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares/ Number of Rights	Value
ENERGY (continued)
Hiland Partners
7.250%, 10/01/20 (B)	$500,000	$525,000
Midstates Petroleum
9.250%, 06/01/21 (B)	400,000	393,000
QEP Resources
5.250%, 05/01/23	250,000	246,250
Sanchez Energy
7.750%, 06/15/21 (B)	1,125,000	1,119,375

Total Corporate Obligations (Cost $3,149,541)		3,095,687

SOVEREIGN DEBT — 1.1%
Buoni Poliennali Del Tesoro Index Linked Bond
2.150%, 09/15/14	73,040	98,874
2.100%, 09/15/16	1,041,125	1,400,737

Total Sovereign Debt (Cost $1,469,283)		1,499,611

LOAN PARTICIPATION — 0.3%
Crestwood Holdings LLC
7.000%, 06/18/19 (Cost $373,157)	375,000	379,406

RIGHTS — 0.0%
Kinder Morgan Escrow* (Cost $–)	9,185	—

SHORT-TERM INVESTMENT — 1.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $1,630,559)	1,630,559	1,630,559

Total Investments — 99.8% (Cost $134,724,963) †		$128,920,392

PURCHASED OPTIONS/SWAPTIONS — 0.0%
	Contracts	Value
Euro 2 Year, Expires 9/13/13, Strike Price $98.875*	40	$13,250
Goldman Sachs 3-Month LIBOR, Expires 2/1/16, Strike Price 4.25%*	700,000	27,924
Japan Currency, Expires 9/9/13, Strike Price $99*	400,000	4,434

Total Purchased Options/Swaptions — 0.0% (Cost $52,464)		$45,608

WRITTEN OPTIONS/SWAPTIONS — (0.1)%
Australian Dollar/Norwegian Kroner, Expires 9/19/13, Strike Price $5.20*	(200,000)	$(1,801)
Euro 2 Year, Expires 9/13/13, Strike Price $99.125*	(84)	(6,300)
Goldman Sachs 3-Month LIBOR, Expires 12/6/13, Strike Price 1.00%*	(800,000)	(31,281)
Goldman Sachs 3-Month LIBOR, Expires 12/6/13, Strike Price 2.00%*	(800,000)	(13,217)
Goldman Sachs 3-Month LIBOR, Expires 11/12/13, Strike Price 2.00%*	(2,400,000)	(41,591)
Goldman Sachs 3-Month LIBOR, Expires 10/17/2014, Strike Price 1.00%*	(1,200,000)	(749)
Goldman Sachs 3-Month LIBOR, Expires 10/17/2014, Strike Price 2.00%*	(1,200,000)	(35,230)
Goldman Sachs 3-Month LIBOR, Expires 11/12/13, Strike Price 1.50%*	(2,400,000)	(8,192)
Japan Currency, Expires 9/9/13, Strike Price $93*	(400,000)	(1,238)
Japan Currency, Expires 8/6/13, Strike Price $96*	(600,000)	(915)

Total Written Options/Swaptions — 0.1% (Proceeds $70,152)		$(140,514)

For the period ended July 31, 2013, the total amount of all open purchased options/swaptions and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2013
(unaudited)

The open futures contracts held by the Fund at July 31, 2013, were as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Long Gilt 10-Year Bond	(5)	Sep-2013	$6,039
U.S. 10-Year Treasury Note	18	Sep-2013	9,886
U.S. 2-Year Treasury Note	(7)	Sep-2013	734
U.S. 5-Year Treasury Note	3	Oct-2013	889
U.S. Long Treasury Bond	(9)	Sep-2013	61,711
U.S. Ultra Long Treasury Bond	(1)	Dec-2013	(2,037)

			$77,222

For the period ended July 31, 2013, the total amount of all open futures contracts, as presented in the preceding table, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/20/13	AUD	400,000	NOK	2,277,277	$27,129
8/20/13	CHF	437,326	EUR	354,362	(1,173)
8/20/13	USD	157,589	JPY	15,611,000	1,871
8/22/13	EUR	1,641,000	USD	2,152,455	(30,825)

					$(2,998)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Citi	$(2,183,280)	$2,152,455	$(30,825)
Deutsche Bank	(516,607)	545,607	29,000
UBS	(472,633)	471,460	(1,173)

			$(2,998)

For the period ended July 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of outstanding swap agreements held by the Fund at July 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	3M LIBOR	2.89%	01/14/43	400,000	$70,262
Goldman Sachs	3M LIBOR	2.88%	07/12/23	600,000	(6,948)
Goldman Sachs	3M LIBOR	2.01%	02/05/23	200,000	(16,414)
Goldman Sachs	3M LIBOR	2.06%	02/04/23	300,000	(14,040)
Goldman Sachs	3M LIBOR	1.54%	08/01/18	1,000,000	68

					$32,928

For the period ended July 31, 2013, the total amount of all open interest rate swaps, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $129,218,082.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At July 31, 2013, these securities amounted to $24,110,746 or 18.7% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of July 31, 2013.

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

NOK — Norwegian Krone

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$42,528,019	$-	$-	$42,528,019
U.S. Treasury Obligations	-	41,320,244	-	41,320,244
Common Stock	38,466,866	-	-	38,466,866
Corporate Obigations	-	3,095,687	-	3,095,687
Sovereign Debt	-	1,499,611	-	1,499,611
Loan Participation	-	379,406	-	379,406
Rights	-	-	-	-
Short-Term Investment	1,630,559	-	-	1,630,559

Total Investments in Securities	$82,625,444	$46,294,948	$-	$128,920,392

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$13,250	$-	$-	$13,250
Purchased Swaptions	32,358	-	-	32,358
Written Options	(6,300)	-	-	(6,300)
Written Swaptions	(134,214)	-	-	(134,214)
Futures Contracts* -Appreciation	79,259	-	-	79,259
Futures Contracts* -Depreciation	(2,037)	-	-	(2,037)
Forward Foreign Currency Contracts* -Appreciation	-	29,000	-	29,000
Forward Foreign Currency Contracts* - Depreciation	-	(31,998)	-	(31,998)
Swap Contracts* - Appreciation	-	70,330	-	70,330
Swap Contracts* - Depreciation	-	(37,402)	-	(37,402)

Total Other Financial Instruments	$(17,684)	$29,930	$-	$12,246

* Futures contracts, forward foreign currency contracts and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2013, there were no Level 3 securities.

† At July 31, 2013, the tax basis cost of the Fund’s investments was $134,724,963, and the unrealized appreciation and depreciation were $5,134,839 and $(10,939,410), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013